STATEMENT OF INVESTMENTS
BNY Mellon Bond Market Index Fund

July 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.2%
Advertising - .0%
WPP Finance, Gtd. Notes	3.75	9/19/2024	350,000	381,771
Aerospace & Defense - .5%
L3Harris Technologies, Sr. Unscd. Notes	5.05	4/27/2045	200,000	268,574
Lockheed Martin, Sr. Unscd. Bonds	3.60	3/1/2035	250,000	292,254
Lockheed Martin, Sr. Unscd. Notes	3.55	1/15/2026	235,000	261,312
Lockheed Martin, Sr. Unscd. Notes	4.07	12/15/2042	250,000	309,551
Northrop Grumman, Sr. Unscd. Notes	4.03	10/15/2047	160,000	194,036
Northrop Grumman Systems, Gtd. Notes	7.75	2/15/2031	500,000	743,393
Raytheon Technologies, Sr. Unscd. Notes	3.13	5/4/2027	110,000	120,498
Raytheon Technologies, Sr. Unscd. Notes	4.13	11/16/2028	210,000	243,829
Raytheon Technologies, Sr. Unscd. Notes	4.63	11/16/2048	105,000	138,687
Raytheon Technologies, Sr. Unscd. Notes	5.70	4/15/2040	300,000	424,214
Raytheon Technologies, Sr. Unscd. Notes	6.70	8/1/2028	50,000	66,457
Raytheon Technologies, Sr. Unscd. Notes	7.20	8/15/2027	150,000	198,213
The Boeing Company, Sr. Unscd. Notes	2.95	2/1/2030	125,000	129,571
The Boeing Company, Sr. Unscd. Notes	3.50	3/1/2039	200,000	205,343
The Boeing Company, Sr. Unscd. Notes	3.75	2/1/2050	125,000	130,169
The Boeing Company, Sr. Unscd. Notes	3.83	3/1/2059	100,000	100,363
The Boeing Company, Sr. Unscd. Notes	4.88	5/1/2025	280,000	314,202
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	250,000	298,077
The Boeing Company, Sr. Unscd. Notes	5.93	5/1/2060	390,000	540,536
				4,979,279
Agriculture - .4%
Altria Group, Gtd. Notes	2.35	5/6/2025	500,000	523,944
Altria Group, Gtd. Notes	2.45	2/4/2032	85,000	83,766
Altria Group, Gtd. Notes	3.40	2/4/2041	80,000	77,564

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.2% (continued)
Agriculture - .4% (continued)
Altria Group, Gtd. Notes	4.00	2/4/2061	105,000	103,879
Altria Group, Gtd. Notes	4.80	2/14/2029	300,000	351,461
Archer-Daniels-Midland, Sr. Unscd. Notes	2.50	8/11/2026	350,000	374,811
BAT Capital, Gtd. Notes	3.22	8/15/2024	310,000	329,540
BAT Capital, Gtd. Notes	3.56	8/15/2027	310,000	335,805
BAT Capital, Gtd. Notes	4.39	8/15/2037	180,000	198,260
BAT International Finance, Gtd. Notes	1.67	3/25/2026	400,000	404,312
Philip Morris International, Sr. Unscd. Notes	2.50	8/22/2022	600,000	614,569
Philip Morris International, Sr. Unscd. Notes	4.50	3/20/2042	300,000	363,524
Reynolds American, Gtd. Notes	5.70	8/15/2035	240,000	297,286
				4,058,721
Airlines - .2%
American Airlines Pass Through Trust, Ser. 2016-1, Cl. AA	3.58	1/15/2028	415,220	427,405
JetBlue Pass Through Trust, Ser. 2019-1, Cl. AA	2.75	5/15/2032	281,711	290,231
Southwest Airlines, Sr. Unscd. Notes	5.13	6/15/2027	125,000	147,988
Southwest Airlines, Sr. Unscd. Notes	5.25	5/4/2025	200,000	228,496
United Airlines Pass Through Trust, Ser. 2013-1, Cl. A	4.30	8/15/2025	677,882	737,285
				1,831,405
Asset-Backed Certificates/Auto Receivables - .2%
Ford Credit Floorplan Master Owner Trust, Ser. 2019-3, Cl. A1	2.23	9/15/2024	150,000	153,348
Honda Auto Receivables Owner Trust, Ser. 2021-1, CI. A4	0.42	1/21/2028	400,000	399,568
Hyundai Auto Receivables Trust, Ser. 2020-A, Cl. A4	1.72	6/15/2026	100,000	102,857
Mercedes-Benz Auto Receivables Trust, Ser. 2020-1, Cl. A3	0.55	2/18/2025	1,000,000	1,004,519
Santander Drive Auto Receivables Trust, Ser. 2021-1, Cl. D	1.13	11/16/2026	300,000	301,932
Toyota Auto Receivables Owner Trust, Ser. 2021-A, Cl. A4	0.39	6/15/2026	300,000	298,629
				2,260,853
Automobiles & Components - .5%
American Honda Finance, Sr. Unscd. Notes	1.20	7/8/2025	300,000	303,798
Aptiv, Gtd. Notes	4.25	1/15/2026	400,000	453,265
BorgWarner, Sr. Unscd. Notes	3.38	3/15/2025	500,000	[a] 541,792
Cummins, Sr. Unscd. Notes	1.50	9/1/2030	200,000	195,579
Cummins, Sr. Unscd. Notes	2.60	9/1/2050	100,000	98,811

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.2% (continued)
Automobiles & Components - .5% (continued)
Daimler Finance North America, Gtd. Notes	8.50	1/18/2031	200,000		307,939
General Motors, Sr. Unscd. Notes	4.20	10/1/2027	180,000		203,004
General Motors, Sr. Unscd. Notes	5.15	4/1/2038	90,000		110,677
General Motors, Sr. Unscd. Notes	5.20	4/1/2045	340,000		425,893
General Motors Financial, Gtd. Notes	4.30	7/13/2025	500,000		555,387
General Motors Financial, Sr. Unscd. Notes	1.25	1/8/2026	200,000		200,053
General Motors Financial, Sr. Unscd. Notes	2.35	1/8/2031	200,000		200,433
General Motors Financial, Sr. Unscd. Notes	2.40	4/10/2028	300,000		308,135
General Motors Financial, Sr. Unscd. Notes	2.70	6/10/2031	30,000		30,760
General Motors Financial, Sr. Unscd. Notes	2.75	6/20/2025	200,000		211,519
General Motors Financial, Sr. Unscd. Notes	3.60	6/21/2030	200,000		219,956
Magna International, Sr. Unscd. Notes	2.45	6/15/2030	200,000		207,801
Toyota Motor, Sr. Unscd. Bonds	3.67	7/20/2028	200,000		229,947
Toyota Motor Credit, Sr. Unscd. Notes	0.80	1/9/2026	200,000		198,864
Toyota Motor Credit, Sr. Unscd. Notes	1.65	1/10/2031	300,000	[a]	300,805
Toyota Motor Credit, Sr. Unscd. Notes	2.00	10/7/2024	370,000		386,496
				5,690,914
Banks - 5.8%
Banco Santander, Sr. Unscd. Notes	3.80	2/23/2028	400,000		446,298
Bank of America, Sr. Unscd. Notes	1.20	10/24/2026	250,000		249,820
Bank of America, Sr. Unscd. Notes	1.32	6/19/2026	200,000		201,177
Bank of America, Sr. Unscd. Notes	1.90	7/23/2031	200,000		196,941
Bank of America, Sr. Unscd. Notes	1.92	10/24/2031	250,000		246,726
Bank of America, Sr. Unscd. Notes	2.30	7/21/2032	160,000		161,812
Bank of America, Sr. Unscd. Notes	2.46	10/22/2025	200,000		209,686
Bank of America, Sr. Unscd. Notes	2.50	2/13/2031	470,000		485,019
Bank of America, Sr. Unscd. Notes	2.59	4/29/2031	250,000		259,381
Bank of America, Sr. Unscd. Notes	2.68	6/19/2041	145,000		143,362
Bank of America, Sr. Unscd. Notes	2.69	4/22/2032	225,000		234,991
Bank of America, Sr. Unscd. Notes	2.83	10/24/2051	250,000		246,419
Bank of America, Sr. Unscd. Notes	2.88	10/22/2030	300,000		318,933
Bank of America, Sr. Unscd. Notes	2.97	7/21/2052	85,000		86,004
Bank of America, Sr. Unscd. Notes	3.00	12/20/2023	744,000		770,394
Bank of America, Sr. Unscd. Notes	3.19	7/23/2030	130,000		141,197

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.2% (continued)
Banks - 5.8% (continued)
Bank of America, Sr. Unscd. Notes	3.31	4/22/2042	170,000		183,173
Bank of America, Sr. Unscd. Notes	3.82	1/20/2028	310,000		346,870
Bank of America, Sr. Unscd. Notes	3.86	7/23/2024	150,000		159,636
Bank of America, Sr. Unscd. Notes	3.95	1/23/2049	75,000		88,426
Bank of America, Sr. Unscd. Notes	3.97	3/5/2029	150,000		170,244
Bank of America, Sr. Unscd. Notes	3.97	2/7/2030	300,000		341,667
Bank of America, Sr. Unscd. Notes	4.24	4/24/2038	160,000		191,620
Bank of America, Sr. Unscd. Notes	4.27	7/23/2029	180,000		208,082
Bank of America, Sr. Unscd. Notes	4.33	3/15/2050	145,000		181,572
Bank of America, Sr. Unscd. Notes	5.00	1/21/2044	500,000		681,848
Bank of America, Sr. Unscd. Notes, Ser. N	3.48	3/13/2052	50,000	[a]	55,382
Bank of America, Sub. Notes	4.00	1/22/2025	500,000		548,914
Bank of America, Sub. Notes, Ser. L	4.18	11/25/2027	500,000		563,783
Bank of Montreal, Sr. Unscd. Notes	0.95	1/22/2027	600,000		596,303
Bank of Montreal, Sr. Unscd. Notes	2.05	11/1/2022	300,000		306,979
BankUnited, Sub. Notes	5.13	6/11/2030	200,000		236,082
Barclays, Sr. Unscd. Notes	4.34	1/10/2028	200,000		226,237
Barclays, Sr. Unscd. Notes	4.38	1/12/2026	200,000		225,713
BPCE, Gtd. Notes	4.00	4/15/2024	200,000		218,479
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	0.95	6/23/2023	200,000		202,128
Citigroup, Sr. Unscd. Notes	1.68	5/15/2024	500,000		510,463
Citigroup, Sr. Unscd. Notes	3.11	4/8/2026	750,000		803,663
Citigroup, Sr. Unscd. Notes	3.67	7/24/2028	500,000		555,058
Citigroup, Sr. Unscd. Notes	3.88	1/24/2039	60,000		70,083
Citigroup, Sr. Unscd. Notes	4.08	4/23/2029	100,000		114,162
Citigroup, Sr. Unscd. Notes	4.28	4/24/2048	200,000		254,084
Citigroup, Sr. Unscd. Notes	4.65	7/23/2048	150,000		199,239
Citigroup, Sr. Unscd. Notes	6.63	1/15/2028	100,000		128,777
Citigroup, Sub. Notes	5.50	9/13/2025	500,000		585,104
Citigroup, Sub. Notes	6.68	9/13/2043	250,000		391,061
Cooperatieve Rabobank, Sr. Unscd. Notes	0.38	1/12/2024	300,000		299,914
Credit Suisse, Sr. Unscd. Notes	2.95	4/9/2025	250,000		268,239
Credit Suisse Group, Sr. Unscd. Notes	3.75	3/26/2025	500,000		544,388
Deutsche Bank, Sr. Unscd. Notes	2.13	11/24/2026	200,000		204,528
Deutsche Bank, Sr. Unscd. Notes	3.96	11/26/2025	400,000		434,809
Discover Bank, Sr. Unscd. Notes	4.25	3/13/2026	400,000		453,451
Fifth Third Bancorp, Sr. Unscd. Notes	2.55	5/5/2027	200,000		213,469
HSBC Holdings, Sr. Unscd. Notes	1.59	5/24/2027	200,000		201,366
HSBC Holdings, Sr. Unscd. Notes	2.63	11/7/2025	400,000		419,509

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.2% (continued)
Banks - 5.8% (continued)
HSBC Holdings, Sr. Unscd. Notes	3.90	5/25/2026	295,000	328,902
HSBC Holdings, Sr. Unscd. Notes	3.97	5/22/2030	300,000	338,765
HSBC Holdings, Sr. Unscd. Notes	4.95	3/31/2030	400,000	487,292
HSBC Holdings, Sub. Notes	4.25	3/14/2024	500,000	540,829
HSBC Holdings, Sub. Notes	6.50	5/2/2036	450,000	627,104
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	300,000	323,218
Intesa Sanpaolo, Gtd. Bonds	5.25	1/12/2024	400,000	441,728
JPMorgan Chase & Co., Sr. Unscd. Notes	0.56	2/16/2025	400,000	398,768
JPMorgan Chase & Co., Sr. Unscd. Notes	1.05	11/19/2026	150,000	149,230
JPMorgan Chase & Co., Sr. Unscd. Notes	1.58	4/22/2027	300,000	303,697
JPMorgan Chase & Co., Sr. Unscd. Notes	1.76	11/19/2031	75,000	73,043
JPMorgan Chase & Co., Sr. Unscd. Notes	2.08	4/22/2026	250,000	259,501
JPMorgan Chase & Co., Sr. Unscd. Notes	2.30	10/15/2025	230,000	240,201
JPMorgan Chase & Co., Sr. Unscd. Notes	2.52	4/22/2031	390,000	405,947
JPMorgan Chase & Co., Sr. Unscd. Notes	2.53	11/19/2041	80,000	78,385
JPMorgan Chase & Co., Sr. Unscd. Notes	2.58	4/22/2032	300,000	312,354
JPMorgan Chase & Co., Sr. Unscd. Notes	2.74	10/15/2030	220,000	232,685
JPMorgan Chase & Co., Sr. Unscd. Notes	3.11	4/22/2041	75,000	79,770
JPMorgan Chase & Co., Sr. Unscd. Notes	3.20	1/25/2023	1,000,000	1,043,741
JPMorgan Chase & Co., Sr. Unscd. Notes	3.30	4/1/2026	500,000	548,688
JPMorgan Chase & Co., Sr. Unscd. Notes	3.51	1/23/2029	135,000	150,057
JPMorgan Chase & Co., Sr. Unscd. Notes	3.80	7/23/2024	140,000	148,978
JPMorgan Chase & Co., Sr. Unscd. Notes	3.90	1/23/2049	105,000	123,812
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	11/15/2048	200,000	237,402
JPMorgan Chase & Co., Sr. Unscd. Notes	4.01	4/23/2029	200,000	228,426
JPMorgan Chase & Co., Sr. Unscd. Notes	4.20	7/23/2029	150,000	173,242
JPMorgan Chase & Co., Sr. Unscd. Notes	4.26	2/22/2048	400,000	495,297

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.2% (continued)
Banks - 5.8% (continued)
JPMorgan Chase & Co., Sr. Unscd. Notes	4.49	3/24/2031	300,000		359,122
JPMorgan Chase & Co., Sub. Notes	3.63	12/1/2027	500,000		551,023
JPMorgan Chase & Co., Sub. Notes	3.88	9/10/2024	500,000		544,582
KeyBank, Sr. Unscd. Notes	0.42	1/3/2024	200,000		200,284
KeyBank, Sr. Unscd. Notes	3.30	6/1/2025	400,000		439,377
KeyBank, Sub. Notes	6.95	2/1/2028	100,000		129,195
KfW, Gov't Gtd. Notes	0.63	1/22/2026	250,000	[a]	249,799
KfW, Gov't Gtd. Notes	1.75	8/22/2022	210,000		213,666
KfW, Gov't Gtd. Notes	2.00	5/2/2025	1,100,000		1,160,166
KfW, Govt. Gtd. Bonds	0.38	7/18/2025	245,000		243,043
KfW, Govt. Gtd. Notes	2.38	12/29/2022	805,000		830,583
Landwirtschaftliche Rentenbank, Gov't Gtd. Notes	2.38	6/10/2025	500,000		534,688
Landwirtschaftliche Rentenbank, Gov't Gtd. Notes	3.13	11/14/2023	400,000		425,684
Lloyds Banking Group, Sr. Unscd. Notes	3.87	7/9/2025	250,000		271,067
Lloyds Banking Group, Sr. Unscd. Notes	4.55	8/16/2028	500,000		588,036
Lloyds Banking Group, Sub. Notes	4.58	12/10/2025	820,000		924,705
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	1.41	7/17/2025	200,000		203,228
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	2.05	7/17/2030	200,000		202,611
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	3.76	7/26/2023	300,000		319,765
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	4.29	7/26/2038	200,000		246,732
Mizuho Financial Group, Sr. Unscd. Notes	1.24	7/10/2024	200,000		202,650
Mizuho Financial Group, Sr. Unscd. Notes	2.20	7/10/2031	200,000		202,084
Morgan Stanley, Sr. Unscd. Notes	0.53	1/25/2024	300,000		300,154
Morgan Stanley, Sr. Unscd. Notes	0.56	11/10/2023	75,000		75,149
Morgan Stanley, Sr. Unscd. Notes	1.51	7/20/2027	140,000		141,267
Morgan Stanley, Sr. Unscd. Notes	1.59	5/4/2027	300,000		304,636
Morgan Stanley, Sr. Unscd. Notes	1.79	2/13/2032	75,000		72,990
Morgan Stanley, Sr. Unscd. Notes	2.24	7/21/2032	155,000		156,485
Morgan Stanley, Sr. Unscd. Notes	2.70	1/22/2031	175,000		184,651
Morgan Stanley, Sr. Unscd. Notes	2.72	7/22/2025	100,000		105,279
Morgan Stanley, Sr. Unscd. Notes	3.13	1/23/2023	150,000		156,065
Morgan Stanley, Sr. Unscd. Notes	3.22	4/22/2042	300,000		323,451
Morgan Stanley, Sr. Unscd. Notes	3.63	1/20/2027	380,000		424,817
Morgan Stanley, Sr. Unscd. Notes	3.77	1/24/2029	180,000		202,629

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.2% (continued)
Banks - 5.8% (continued)
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/2025	500,000		556,941
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	500,000		638,706
Morgan Stanley, Sr. Unscd. Notes	7.25	4/1/2032	300,000		443,451
Morgan Stanley, Sub. Notes	3.95	4/23/2027	500,000		563,731
National Australia Bank, Sr. Unscd. Notes	1.88	12/13/2022	250,000		255,951
National Australia Bank, Sr. Unscd. Notes	2.50	7/12/2026	250,000		268,826
Natwest Group, Sr. Unscd. Notes	4.80	4/5/2026	500,000		574,772
Northern Trust, Sub. Notes	3.95	10/30/2025	546,000		619,115
PNC Bank, Sub. Notes	3.80	7/25/2023	500,000		532,068
Royal Bank of Canada, Sr. Unscd. Notes	0.43	1/19/2024	300,000	[a]	300,309
Royal Bank of Canada, Sr. Unscd. Notes	1.15	6/10/2025	200,000		202,007
Royal Bank of Canada, Sr. Unscd. Notes	1.60	4/17/2023	250,000		255,580
Royal Bank of Canada, Sr. Unscd. Notes	1.95	1/17/2023	200,000		204,897
Santander UK Group Holdings, Sr. Unscd. Notes	1.09	3/15/2025	300,000		301,653
State Street, Sr. Unscd. Notes	3.15	3/30/2031	300,000		334,411
State Street, Sr. Unscd. Notes	3.70	11/20/2023	250,000		269,667
State Street, Sub. Notes	3.03	11/1/2034	225,000		243,749
Sumitomo Mitsui Banking, Gtd. Bonds	3.00	1/18/2023	290,000		301,678
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	0.51	1/12/2024	300,000		299,888
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	0.95	1/12/2026	300,000		298,874
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	3.45	1/11/2027	160,000		178,035
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	3.78	3/9/2026	500,000		560,139
SVB Financial Group, Sr. Unscd. Notes	3.13	6/5/2030	200,000		218,699
The Bank of Nova Scotia, Sr. Unscd. Notes	1.30	6/11/2025	200,000		203,321
The Bank of Nova Scotia, Sr. Unscd. Notes	1.63	5/1/2023	250,000		255,896
The Bank of Nova Scotia, Sr. Unscd. Notes	2.00	11/15/2022	180,000		184,069
The Bank of Nova Scotia, Sr. Unscd. Notes	3.40	2/11/2024	500,000		535,646
The Bank of Nova Scotia, Sub. Notes	4.50	12/16/2025	500,000		569,546

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.2% (continued)
Banks - 5.8% (continued)
The Goldman Sachs Group, Sr. Unscd. Bonds	4.22	5/1/2029	200,000		230,236
The Goldman Sachs Group, Sr. Unscd. Notes	1.43	3/9/2027	150,000		150,808
The Goldman Sachs Group, Sr. Unscd. Notes	1.54	9/10/2027	140,000		140,887
The Goldman Sachs Group, Sr. Unscd. Notes	2.38	7/21/2032	170,000		173,194
The Goldman Sachs Group, Sr. Unscd. Notes	2.62	4/22/2032	300,000		311,179
The Goldman Sachs Group, Sr. Unscd. Notes	2.91	7/21/2042	65,000		65,913
The Goldman Sachs Group, Sr. Unscd. Notes	3.21	4/22/2042	300,000		318,157
The Goldman Sachs Group, Sr. Unscd. Notes	3.63	1/22/2023	500,000		524,359
The Goldman Sachs Group, Sr. Unscd. Notes	3.63	2/20/2024	500,000		535,503
The Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/2029	150,000		169,204
The Goldman Sachs Group, Sr. Unscd. Notes	3.85	1/26/2027	730,000		809,028
The Goldman Sachs Group, Sr. Unscd. Notes, Ser. FXD	0.48	1/27/2023	300,000		300,185
The Goldman Sachs Group, Sr. Unscd. Notes, Ser. VAR	0.63	11/17/2023	200,000		200,116
The Goldman Sachs Group, Sub. Notes	4.25	10/21/2025	130,000		145,989
The Goldman Sachs Group, Sub. Notes	6.75	10/1/2037	500,000		741,524
The PNC Financial Services Group, Sr. Unscd. Notes	2.20	11/1/2024	500,000		525,112
The PNC Financial Services Group, Sr. Unscd. Notes	3.45	4/23/2029	200,000		225,944
The Toronto-Dominion Bank, Sr. Unscd. Notes	0.75	6/12/2023	200,000		201,557
The Toronto-Dominion Bank, Sr. Unscd. Notes	0.75	1/6/2026	300,000		298,254
The Toronto-Dominion Bank, Sr. Unscd. Notes	1.15	6/12/2025	200,000	[a]	202,502
The Toronto-Dominion Bank, Sr. Unscd. Notes	1.90	12/1/2022	300,000	[a]	306,754
The Toronto-Dominion Bank, Sr. Unscd. Notes	3.50	7/19/2023	350,000		372,044
Truist Bank, Sr. Unscd. Notes	2.15	12/6/2024	250,000		262,045
Truist Financial, Sr. Unscd. Notes	1.20	8/5/2025	200,000	[a]	203,300
Truist Financial, Sr. Unscd. Notes	1.95	6/5/2030	200,000		204,238

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.2% (continued)
Banks - 5.8% (continued)
Truist Financial, Sr. Unscd. Notes	2.50	8/1/2024	200,000	211,277
Truist Financial, Sr. Unscd. Notes	3.70	6/5/2025	300,000	332,286
U.S. Bancorp, Sr. Unscd. Notes	1.38	7/22/2030	200,000	195,108
US Bank, Sr. Unscd. Notes	3.40	7/24/2023	350,000	370,871
Wells Fargo & Co., Sr. Unscd. Notes	2.16	2/11/2026	145,000	151,067
Wells Fargo & Co., Sr. Unscd. Notes	2.19	4/30/2026	400,000	416,595
Wells Fargo & Co., Sr. Unscd. Notes	2.57	2/11/2031	545,000	569,617
Wells Fargo & Co., Sr. Unscd. Notes	3.07	4/30/2041	400,000	420,067
Wells Fargo & Co., Sr. Unscd. Notes	3.55	9/29/2025	200,000	220,646
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	135,000	156,231
Wells Fargo & Co., Sub. Notes	4.10	6/3/2026	500,000	563,639
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	500,000	575,371
Wells Fargo & Co., Sub. Notes	4.65	11/4/2044	500,000	629,988
Wells Fargo & Co., Sub. Notes	4.75	12/7/2046	500,000	643,465
Wells Fargo & Co., Sub. Notes, Ser. M	3.45	2/13/2023	500,000	523,722
Wells Fargo Bank, Sr. Unscd. Notes	3.55	8/14/2023	300,000	319,123
Westpac Banking, Sr. Unscd. Notes	2.00	1/13/2023	300,000	307,549
Westpac Banking, Sr. Unscd. Notes	2.85	5/13/2026	200,000	217,674
Westpac Banking, Sub. Notes	2.67	11/15/2035	200,000	199,975
Westpac Banking, Sub. Notes	2.96	11/16/2040	200,000	201,829
				62,059,147
Beverage Products - .6%
Anheuser-Busch InBev Finance, Gtd. Notes	4.00	1/17/2043	700,000	809,916
Anheuser-Busch InBev Worldwide, Gtd. Notes	3.50	6/1/2030	100,000	112,673
Anheuser-Busch InBev Worldwide, Gtd. Notes	3.65	2/1/2026	315,000	349,607
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.60	6/1/2060	140,000	176,162
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.60	4/15/2048	250,000	312,364
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.70	2/1/2036	590,000	734,790
Anheuser-Busch InBev Worldwide, Gtd. Notes	5.45	1/23/2039	120,000	160,222
Anheuser-Busch InBev Worldwide, Gtd. Notes	5.80	1/23/2059	300,000	445,302
Constellation Brands, Sr. Unscd. Notes	2.88	5/1/2030	400,000	425,961
Diageo Capital, Gtd. Notes	2.38	10/24/2029	300,000	315,693
Diageo Investment, Gtd. Notes	4.25	5/11/2042	250,000	311,610
Keurig Dr. Pepper, Gtd. Notes	4.06	5/25/2023	107,000	113,894
Molson Coors Beverage, Gtd. Notes	4.20	7/15/2046	150,000	170,807
PepsiCo, Sr. Unscd. Notes	2.63	7/29/2029	400,000	432,941

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.2% (continued)
Beverage Products - .6% (continued)
PepsiCo, Sr. Unscd. Notes	3.50	7/17/2025	250,000		275,898
PepsiCo, Sr. Unscd. Notes	3.63	3/19/2050	300,000		360,446
PepsiCo, Sr. Unscd. Notes	4.45	4/14/2046	210,000		277,074
The Coca-Cola Company, Sr. Unscd. Notes	1.38	3/15/2031	200,000		194,367
The Coca-Cola Company, Sr. Unscd. Notes	2.88	5/5/2041	300,000		319,213
The Coca-Cola Company, Sr. Unscd. Notes	3.00	3/5/2051	200,000		217,102
				6,516,042
Building Materials - ..1%
Carrier Global, Sr. Unscd. Notes	2.49	2/15/2027	150,000		158,741
Carrier Global, Sr. Unscd. Notes	3.38	4/5/2040	225,000		243,021
Carrier Global, Sr. Unscd. Notes	3.58	4/5/2050	245,000		273,362
Johnson Controls International, Sr. Unscd. Notes	5.13	9/14/2045	10,000		13,613
Owens Corning, Sr. Unscd. Notes	7.00	12/1/2036	69,000		102,008
				790,745
Chemicals - .4%
Celanese US Holdings, Gtd. Notes	4.63	11/15/2022	350,000		368,082
DuPont de Nemours, Sr. Unscd. Notes	4.21	11/15/2023	100,000		107,939
DuPont de Nemours, Sr. Unscd. Notes	4.49	11/15/2025	100,000		113,876
DuPont de Nemours, Sr. Unscd. Notes	4.73	11/15/2028	100,000		120,183
DuPont de Nemours, Sr. Unscd. Notes	5.42	11/15/2048	125,000		178,605
Ecolab, Sr. Unscd. Notes	1.30	1/30/2031	300,000	[a]	292,472
Ecolab, Sr. Unscd. Notes	2.13	8/15/2050	325,000	[a]	301,932
LYB International Finance, Gtd. Bonds	4.00	7/15/2023	198,000		211,416
LYB International Finance III, Gtd. Notes	3.80	10/1/2060	250,000		280,721
NewMarket, Sr. Unscd. Notes	2.70	3/18/2031	400,000		410,213
Nutrien, Sr. Unscd. Notes	3.63	3/15/2024	200,000		213,899
Nutrien, Sr. Unscd. Notes	5.25	1/15/2045	200,000		274,131
The Dow Chemical Company, Sr. Unscd. Bonds	7.38	11/1/2029	500,000		700,454
The Dow Chemical Company, Sr. Unscd. Notes	3.63	5/15/2026	250,000		278,236
The Dow Chemical Company, Sr. Unscd. Notes	4.38	11/15/2042	300,000		366,993
The Mosaic Company, Sr. Unscd. Notes	4.25	11/15/2023	300,000		321,952

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.2% (continued)
Chemicals - .4% (continued)
The Sherwin-Williams Company, Sr. Unscd. Notes	4.50	6/1/2047	100,000	127,243
				4,668,347
Commercial & Professional Services - .3%
Duke University, Unscd. Bonds, Ser. 2020	2.76	10/1/2050	100,000	106,912
Equifax, Sr. Unscd. Notes	2.60	12/1/2024	400,000	422,481
Global Payments, Sr. Unscd. Notes	4.80	4/1/2026	500,000	576,731
Moody's, Sr. Unscd. Notes	2.55	8/18/2060	250,000	230,814
PayPal Holdings, Sr. Unscd. Notes	1.65	6/1/2025	400,000	411,536
PayPal Holdings, Sr. Unscd. Notes	2.85	10/1/2029	95,000	103,522
President & Fellows of Harvard College, Unscd. Bonds	3.15	7/15/2046	450,000	515,530
The Cleveland Clinic Foundation, Unscd. Bonds	4.86	1/1/2114	150,000	223,291
The Leland Stanford Junior University, Unscd. Bonds	3.65	5/1/2048	105,000	129,676
University of Southern California, Sr. Unscd. Notes	5.25	10/1/2111	40,000	64,774
William Marsh Rice University, Unscd. Bonds	3.57	5/15/2045	250,000	296,250
				3,081,517
Commercial Mortgage Pass-Through Certificates - 1.4%
Bank, Ser. 2019-BN21, Cl. A5	2.85	10/17/2052	400,000	433,333
BBCMS Mortgage Trust, Ser. 2020-C7, Cl. AS	2.44	4/15/2053	200,000	208,977
Benchmark Mortgage Trust, Ser. 2019-B10, Cl. A4	3.72	3/15/2062	300,000	342,626
Benchmark Mortgage Trust, Ser. 2020-IG1, Cl. A3	2.69	9/15/2043	400,000	427,086
Benchmark Mortgage Trust, Ser. 2020-IG1, Cl. AS	2.91	9/15/2043	500,000	531,792
CFCRE Commercial Mortgage Trust, Ser. 2017-C8, Cl. A4	3.57	6/15/2050	500,000	555,211
Citigroup Commercial Mortgage Trust, Ser. 2014-GC23, Cl. A4	3.62	7/10/2047	500,000	538,999
Commercial Mortgage Trust, Ser. 2013-CR11, Cl. B	5.11	8/10/2050	750,000	811,178
Commercial Mortgage Trust, Ser. 2014-CR16, Cl. A4	4.05	4/10/2047	200,000	216,860
Commercial Mortgage Trust, Ser. 2016-CR28, Cl. A4	3.76	2/10/2049	1,035,000	1,148,880
GS Mortgage Securities Trust, Ser. 2014-GC18, Cl. A3	3.80	1/10/2047	453,580	473,227
GS Mortgage Securities Trust, Ser. 2019-GC42, Cl. A4	3.00	9/1/2052	250,000	273,668

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.2% (continued)
Commercial Mortgage Pass-Through Certificates - 1.4% (continued)
GS Mortgage Securities Trust, Ser. 2020-GC45, Cl. AS	3.17	2/13/2053	200,000	217,256
JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2012-LC9, Cl. A5	2.84	12/15/2047	623,319	636,163
JPMBB Commercial Mortgage Securities Trust, Ser. 2013-C15, Cl. A5	4.13	11/15/2045	500,000	535,158
JPMBB Commercial Mortgage Securities Trust, Ser. 2014-C24, Cl. A5	3.64	11/15/2047	725,000	784,163
JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C33, Cl. A4	3.77	12/15/2048	1,000,000	1,107,722
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2015-C20, Cl. A4	3.25	2/15/2048	1,175,000	1,262,034
SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Cl. A4	3.06	10/10/2048	2,000,000	2,133,620
UBS Commercial Mortgage Trust, Ser. 2018-C12, Cl. A5	4.30	8/15/2051	500,000	583,352
UBS-Barclays Commercial Mortgage Trust, Ser. 2013-C6, Cl. A4	3.24	4/10/2046	412,000	426,843
Wells Fargo Commercial Mortgage Trust, Ser. 2018-C44, Cl. A5	4.21	5/15/2051	900,000	1,045,955
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C50, Cl. ASB	3.64	5/15/2052	200,000	223,741
				14,917,844
Consumer Discretionary - .0%
Lennar, Gtd. Notes	4.88	12/15/2023	100,000	108,756
Sands China, Sr. Unscd. Notes	4.38	6/18/2030	200,000	220,702
				329,458
Consumer Durables & Apparel - .1%
NIKE, Sr. Unscd. Notes	2.25	5/1/2023	300,000	309,155
NIKE, Sr. Unscd. Notes	3.38	3/27/2050	300,000	348,420
Ralph Lauren, Sr. Unscd. Notes	2.95	6/15/2030	200,000	216,122
				873,697
Consumer Staples - .2%
Church & Dwight, Sr. Unscd. Notes	3.95	8/1/2047	300,000	362,593
Kimberly-Clark, Sr. Unscd. Notes	3.10	3/26/2030	300,000	[a] 335,722
The Estee Lauder Companies, Sr. Unscd. Notes	2.00	12/1/2024	320,000	334,614
The Estee Lauder Companies, Sr. Unscd. Notes	2.60	4/15/2030	300,000	321,900
Unilever Capital, Gtd. Notes	1.38	9/14/2030	500,000	492,216
				1,847,045

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.2% (continued)
Diversified Financials - 1.0%
Affiliated Managers Group, Sr. Unscd. Notes	3.50	8/1/2025	250,000		273,616
Air Lease, Sr. Unscd. Notes	0.70	2/15/2024	300,000		299,265
Air Lease, Sr. Unscd. Notes	3.38	7/1/2025	300,000		323,422
Ally Financial, Sr. Unscd. Notes	3.88	5/21/2024	200,000		216,420
Ally Financial, Sr. Unscd. Notes	5.80	5/1/2025	250,000		290,861
American Express, Sub. Notes	3.63	12/5/2024	500,000		548,916
Ares Capital, Sr. Unscd. Notes	3.50	2/10/2023	300,000		311,075
BlackRock, Sr. Unscd. Notes	3.50	3/18/2024	250,000		270,556
Blackstone Secured Lending Fund, Sr. Unscd. Notes	3.63	1/15/2026	300,000		319,946
Capital One Financial, Sub. Notes	3.75	7/28/2026	750,000		831,239
CI Financial, Sr. Unscd. Notes	4.10	6/15/2051	300,000		317,563
CME Group, Sr. Unscd. Notes	3.00	3/15/2025	250,000		269,423
FS KKR Capital, Sr. Unscd. Notes	3.40	1/15/2026	200,000		209,072
GE Capital Funding, Gtd. Notes	4.05	5/15/2027	100,000		114,119
GE Capital International Funding, Gtd. Notes	4.42	11/15/2035	1,100,000		1,351,318
Intercontinental Exchange, Gtd. Notes	4.00	10/15/2023	350,000		376,620
Intercontinental Exchange, Sr. Unscd. Notes	2.10	6/15/2030	200,000		201,370
Intercontinental Exchange, Sr. Unscd. Notes	2.65	9/15/2040	75,000		74,024
Intercontinental Exchange, Sr. Unscd. Notes	3.00	9/15/2060	75,000		76,128
Intercontinental Exchange, Sr. Unscd. Notes	3.00	6/15/2050	200,000		203,543
Intercontinental Exchange, Sr. Unscd. Notes	4.25	9/21/2048	75,000		91,318
Invesco Finance, Gtd. Notes	4.00	1/30/2024	250,000		270,592
Jefferies Group, Sr. Unscd. Debs.	6.45	6/8/2027	35,000		44,060
Jefferies Group, Sr. Unscd. Notes	5.13	1/20/2023	150,000		159,977
Legg Mason, Sr. Unscd. Notes	5.63	1/15/2044	200,000		286,356
Mastercard, Sr. Unscd. Notes	3.85	3/26/2050	250,000		309,881
Nasdaq, Sr. Unscd. Notes	4.25	6/1/2024	250,000		272,977
Owl Rock Capital, Sr. Unscd. Notes	3.40	7/15/2026	200,000		210,370
Prospect Capital, Sr. Unscd. Notes	3.36	11/15/2026	300,000		303,701
Synchrony Financial, Sr. Unscd. Notes	4.25	8/15/2024	500,000		546,269
Visa, Sr. Unscd. Notes	0.75	8/15/2027	300,000	[a]	296,253
Visa, Sr. Unscd. Notes	1.10	2/15/2031	300,000	[a]	288,032
Visa, Sr. Unscd. Notes	2.00	8/15/2050	140,000		125,181
Visa, Sr. Unscd. Notes	3.65	9/15/2047	55,000		65,873

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.2% (continued)
Diversified Financials - 1.0% (continued)
Visa, Sr. Unscd. Notes	4.30	12/14/2045	200,000		259,888
				10,409,224
Educational Services - .0%
California Institute of Technology, Unscd. Bonds	4.32	8/1/2045	110,000		145,522
Electronic Components - .1%
Arrow Electronics, Sr. Unscd. Notes	4.50	3/1/2023	500,000		524,800
Emerson Electric, Sr. Unscd. Notes	2.63	2/15/2023	260,000		266,795
Jabil, Sr. Unscd. Notes	3.00	1/15/2031	200,000		207,162
				998,757
Energy - 2.3%
Baker Hughes Co-Obligor, Sr. Unscd. Notes	4.49	5/1/2030	400,000		478,627
BP Capital Markets, Gtd. Notes	2.50	11/6/2022	400,000		411,744
BP Capital Markets America, Gtd. Notes	3.63	4/6/2030	300,000	[a]	340,243
BP Capital Markets America, Gtd. Notes	3.80	9/21/2025	300,000		333,572
BP Capital Markets America, Gtd. Notes	3.94	9/21/2028	300,000		345,394
BP Capital Markets America, Gtd. Notes	4.23	11/6/2028	100,000		116,655
Canadian Natural Resources, Sr. Unscd. Notes	6.25	3/15/2038	200,000		272,697
Cenovus Energy, Sr. Unscd. Notes	5.38	7/15/2025	200,000		228,288
Cenovus Energy, Sr. Unscd. Notes	6.75	11/15/2039	115,000		157,091
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.88	3/31/2025	180,000		205,840
Chevron, Sr. Unscd. Notes	2.24	5/11/2030	180,000	[a]	188,768
Chevron, Sr. Unscd. Notes	2.95	5/16/2026	295,000		321,406
Chevron, Sr. Unscd. Notes	3.08	5/11/2050	300,000		318,057
Chevron, Sr. Unscd. Notes	3.33	11/17/2025	165,000		181,582
Chevron USA, Gtd. Notes	2.34	8/12/2050	35,000		32,707
Chevron USA, Gtd. Notes	3.90	11/15/2024	200,000		219,834
CNOOC Finance, Gtd. Notes	3.00	5/9/2023	500,000		518,343
CNOOC Petroleum North America, Gtd. Notes	5.88	3/10/2035	125,000		156,964
ConocoPhillips, Gtd. Notes	4.85	8/15/2048	65,000	[b]	87,759
ConocoPhillips, Gtd. Notes	4.95	3/15/2026	150,000		175,001
ConocoPhillips, Gtd. Notes	5.95	3/15/2046	250,000		375,734
ConocoPhillips, Sr. Unscd. Notes	6.95	4/15/2029	125,000		171,160
Devon Energy, Sr. Unscd. Notes	5.85	12/15/2025	71,000		83,432
Enable Midstream Partners, Gtd. Notes	5.00	5/15/2044	250,000		276,808
Enbridge, Gtd. Notes	4.25	12/1/2026	500,000		568,763

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.2% (continued)
Energy - 2.3% (continued)
Energy Transfer, Sr. Unscd. Notes	3.75	5/15/2030	200,000		218,384
Energy Transfer, Sr. Unscd. Notes	4.95	1/15/2043	200,000		219,676
Energy Transfer, Sr. Unscd. Notes	5.15	2/1/2043	500,000		581,248
Energy Transfer, Sr. Unscd. Notes	6.25	4/15/2049	95,000		125,550
Enterprise Products Operating, Gtd. Notes	3.13	7/31/2029	300,000		327,357
Enterprise Products Operating, Gtd. Notes	3.70	2/15/2026	200,000		222,612
Enterprise Products Operating, Gtd. Notes	3.95	1/31/2060	95,000		107,311
Enterprise Products Operating, Gtd. Notes	4.25	2/15/2048	75,000		88,813
Enterprise Products Operating, Gtd. Notes	4.90	5/15/2046	500,000		635,941
EOG Resources, Sr. Unscd. Notes	3.90	4/1/2035	200,000		236,572
Equinor ASA, Gtd. Notes	2.65	1/15/2024	500,000		526,251
Equinor ASA, Gtd. Notes	3.63	4/6/2040	200,000		230,362
Exxon Mobil, Sr. Unscd. Notes	1.57	4/15/2023	250,000		255,422
Exxon Mobil, Sr. Unscd. Notes	2.28	8/16/2026	155,000		164,487
Exxon Mobil, Sr. Unscd. Notes	2.61	10/15/2030	345,000		370,305
Exxon Mobil, Sr. Unscd. Notes	3.10	8/16/2049	230,000		242,738
Exxon Mobil, Sr. Unscd. Notes	3.45	4/15/2051	135,000		151,214
Exxon Mobil, Sr. Unscd. Notes	4.11	3/1/2046	250,000		305,095
Halliburton, Sr. Unscd. Notes	3.80	11/15/2025	415,000		460,454
Hess, Sr. Unscd. Notes	4.30	4/1/2027	250,000	[a]	279,728
Hess, Sr. Unscd. Notes	5.60	2/15/2041	250,000		313,651
HollyFrontier, Sr. Unscd. Bonds	5.88	4/1/2026	480,000	[a]	556,400
Kinder Morgan, Gtd. Notes	3.60	2/15/2051	200,000		209,700
Kinder Morgan Energy Partners, Gtd. Notes	3.50	9/1/2023	500,000		526,395
Kinder Morgan Energy Partners, Gtd. Notes	7.40	3/15/2031	350,000		494,040
Marathon Oil, Sr. Unscd. Notes	6.60	10/1/2037	300,000		397,221
Marathon Petroleum, Sr. Unscd. Notes	4.75	9/15/2044	300,000		361,987
MPLX, Sr. Unscd. Notes	4.50	4/15/2038	105,000		121,034
MPLX, Sr. Unscd. Notes	4.88	12/1/2024	500,000		559,094
MPLX, Sr. Unscd. Notes	4.90	4/15/2058	115,000		140,855
MPLX, Sr. Unscd. Notes	5.50	2/15/2049	150,000		195,670
ONEOK Partners, Gtd. Notes	5.00	9/15/2023	500,000		540,114
ONEOK Partners, Gtd. Notes	6.85	10/15/2037	60,000		83,564
Phillips 66, Gtd. Notes	1.30	2/15/2026	200,000		200,666
Phillips 66, Gtd. Notes	4.88	11/15/2044	202,000		256,087
Plains All American Pipeline, Sr. Unscd. Notes	3.85	10/15/2023	300,000		317,340

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.2% (continued)
Energy - 2.3% (continued)
Plains All American Pipeline, Sr. Unscd. Notes	4.90	2/15/2045	250,000		274,564
Sabine Pass Liquefaction, Sr. Scd. Notes	5.00	3/15/2027	600,000		699,721
Sabine Pass Liquefaction, Sr. Scd. Notes	5.63	4/15/2023	300,000		321,376
Shell International Finance, Gtd. Notes	2.38	11/7/2029	400,000		421,704
Shell International Finance, Gtd. Notes	2.38	4/6/2025	250,000		263,677
Shell International Finance, Gtd. Notes	2.75	4/6/2030	250,000		270,337
Shell International Finance, Gtd. Notes	2.88	5/10/2026	185,000		201,422
Shell International Finance, Gtd. Notes	3.25	5/11/2025	560,000		610,686
Shell International Finance, Gtd. Notes	3.25	4/6/2050	250,000	[a]	272,634
Shell International Finance, Gtd. Notes	4.13	5/11/2035	260,000		314,571
Spectra Energy Partners, Gtd. Notes	5.95	9/25/2043	200,000		282,753
Suncor Energy, Sr. Unscd. Notes	4.00	11/15/2047	50,000	[a]	57,355
Suncor Energy, Sr. Unscd. Notes	6.50	6/15/2038	300,000		428,742
Tennessee Gas Pipeline, Gtd. Debs.	7.63	4/1/2037	70,000		103,310
The Williams Companies, Sr. Unscd. Notes	3.75	6/15/2027	150,000		167,955
The Williams Companies, Sr. Unscd. Notes	4.00	9/15/2025	100,000		111,309
The Williams Companies, Sr. Unscd. Notes	6.30	4/15/2040	400,000		554,756
TotalEnergies Capital, Gtd. Notes	2.83	1/10/2030	170,000		184,595
TotalEnergies Capital, Gtd. Notes	3.46	7/12/2049	50,000		55,352
TransCanada Pipelines, Sr. Unscd. Notes	3.75	10/16/2023	500,000		532,402
TransCanada Pipelines, Sr. Unscd. Notes	4.88	5/15/2048	60,000		77,582
TransCanada Pipelines, Sr. Unscd. Notes	6.20	10/15/2037	75,000		104,304
TransCanada Pipelines, Sr. Unscd. Notes	7.63	1/15/2039	300,000		477,900
Valero Energy, Sr. Unscd. Notes	6.63	6/15/2037	165,000		229,220
Valero Energy, Sr. Unscd. Notes	7.50	4/15/2032	170,000		240,577
				24,848,611
Environmental Control - .0%
Waste Management, Gtd. Notes	4.15	7/15/2049	250,000		316,473

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.2% (continued)
Financials - .0%
Brookfield Asset Management, Sr. Unscd. Notes	4.00	1/15/2025	250,000		274,751
Food Products - .4%
Campbell Soup, Sr. Unscd. Notes	3.30	3/19/2025	400,000		428,828
Campbell Soup, Sr. Unscd. Notes	4.15	3/15/2028	80,000		91,747
Conagra Brands, Sr. Unscd. Notes	1.38	11/1/2027	200,000		196,782
Conagra Brands, Sr. Unscd. Notes	3.20	1/25/2023	85,000		87,906
Conagra Brands, Sr. Unscd. Notes	4.85	11/1/2028	100,000		120,299
Conagra Brands, Sr. Unscd. Notes	5.40	11/1/2048	60,000		82,620
General Mills, Sr. Unscd. Notes	2.88	4/15/2030	300,000		323,150
General Mills, Sr. Unscd. Notes	3.00	2/1/2051	300,000	[a,b]	310,424
Hormel Foods, Sr. Unscd. Notes	1.80	6/11/2030	200,000		201,558
Kellogg, Sr. Unscd. Notes	2.65	12/1/2023	300,000		314,864
McCormick & Co., Sr. Unscd. Notes	0.90	2/15/2026	200,000		198,739
McCormick & Co., Sr. Unscd. Notes	2.50	4/15/2030	300,000		312,145
Mondelez International, Sr. Unscd. Notes	2.75	4/13/2030	300,000		320,571
Sysco, Gtd. Notes	5.38	9/21/2035	200,000		265,202
The Kroger Company, Sr. Unscd. Notes	3.70	8/1/2027	300,000		337,159
The Kroger Company, Sr. Unscd. Notes	7.50	4/1/2031	200,000		288,537
Tyson Foods, Sr. Unscd. Bonds	5.15	8/15/2044	250,000		331,192
				4,211,723
Foreign Governmental - 1.4%
Canada, Sr. Unscd. Bonds	1.63	1/22/2025	400,000		416,199
Chile, Sr. Unscd. Notes	3.13	3/27/2025	500,000		535,275
Finland, Sr. Unscd. Bonds	6.95	2/15/2026	25,000		31,467
Hungary, Sr. Unscd. Notes	7.63	3/29/2041	300,000		505,982
Indonesia, Sr. Unscd. Notes	3.50	1/11/2028	300,000	[a]	329,746
Indonesia, Sr. Unscd. Notes	3.85	10/15/2030	300,000		336,970
Indonesia, Sr. Unscd. Notes	4.35	1/11/2048	300,000		344,061
Israel, Gov't Gtd. Bonds	5.50	9/18/2023	450,000		499,989
Israel, Sr. Unscd. Bonds	3.15	6/30/2023	300,000		316,076
Israel, Sr. Unscd. Bonds	3.88	7/3/2050	250,000		296,719
Israel, Sr. Unscd. Notes	3.38	1/15/2050	300,000	[a]	329,007
Italy, Sr. Unscd. Debs.	6.88	9/27/2023	400,000		452,615
Mexico, Sr. Unscd. Notes	2.66	5/24/2031	300,000		295,806
Mexico, Sr. Unscd. Notes	3.77	5/24/2061	300,000		279,937
Mexico, Sr. Unscd. Notes	3.90	4/27/2025	300,000		333,183
Mexico, Sr. Unscd. Notes	4.15	3/28/2027	345,000	[a]	393,081
Mexico, Sr. Unscd. Notes	4.28	8/14/2041	300,000		319,233
Mexico, Sr. Unscd. Notes	4.60	1/23/2046	600,000		652,710
Mexico, Sr. Unscd. Notes	5.00	4/27/2051	250,000		287,120

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.2% (continued)
Foreign Governmental - 1.4% (continued)
Mexico, Sr. Unscd. Notes	5.55	1/21/2045	850,000		1,039,771
Panama, Sr. Unscd. Bonds	3.88	3/17/2028	500,000		551,697
Panama, Sr. Unscd. Bonds	4.50	4/16/2050	200,000		228,404
Panama, Sr. Unscd. Bonds	6.70	1/26/2036	400,000		547,722
Peru, Sr. Unscd. Bonds	6.55	3/14/2037	370,000		504,330
Peru, Sr. Unscd. Bonds	7.35	7/21/2025	500,000		609,840
Philippines, Sr. Unscd. Bonds	3.70	2/2/2042	400,000		436,466
Philippines, Sr. Unscd. Bonds	10.63	3/16/2025	800,000		1,085,386
Province of Alberta Canada, Sr. Unscd. Notes	3.30	3/15/2028	80,000		90,769
Province of British Columbia Canada, Sr. Unscd. Bonds, Ser. USD2	6.50	1/15/2026	525,000		649,870
Province of Ontario Canada, Sr. Unscd. Bonds	1.75	1/24/2023	300,000		306,902
Province of Ontario Canada, Sr. Unscd. Notes	0.63	1/21/2026	200,000	[a]	199,156
Province of Ontario Canada, Sr. Unscd. Notes	3.40	10/17/2023	150,000		160,151
Province of Quebec Canada, Sr. Unscd. Debs., Ser. NJ	7.50	7/15/2023	200,000		227,487
Province of Quebec Canada, Sr. Unscd. Debs., Ser. PD	7.50	9/15/2029	550,000		804,391
Uruguay, Sr. Unscd. Bonds	4.98	4/20/2055	105,000		135,884
Uruguay, Sr. Unscd. Bonds	7.63	3/21/2036	300,000		457,287
Uruguay, Sr. Unscd. Notes	4.50	8/14/2024	400,000	[a]	434,000
				15,424,689
Health Care - 3.0%
Abbott Laboratories, Sr. Unscd. Notes	1.40	6/30/2030	200,000		198,629
Abbott Laboratories, Sr. Unscd. Notes	3.40	11/30/2023	200,000		213,556
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	200,000		281,017
AbbVie, Sr. Unscd. Notes	2.90	11/6/2022	1,000,000		1,031,549
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	335,000		368,154
AbbVie, Sr. Unscd. Notes	3.60	5/14/2025	170,000		185,880
AbbVie, Sr. Unscd. Notes	3.80	3/15/2025	300,000		328,880
AbbVie, Sr. Unscd. Notes	4.25	11/21/2049	490,000		601,304
AbbVie, Sr. Unscd. Notes	4.25	11/14/2028	110,000		128,909
AbbVie, Sr. Unscd. Notes	4.75	3/15/2045	400,000		511,098
Aetna, Sr. Unscd. Notes	4.75	3/15/2044	250,000		318,142
Aetna, Sr. Unscd. Notes	6.63	6/15/2036	150,000		221,269
AmerisourceBergen, Sr. Unscd. Notes	2.80	5/15/2030	100,000		106,259

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.2% (continued)
Health Care - 3.0% (continued)
Amgen, Sr. Unscd. Notes	2.45	2/21/2030	70,000	73,355
Amgen, Sr. Unscd. Notes	2.60	8/19/2026	500,000	533,727
Amgen, Sr. Unscd. Notes	3.15	2/21/2040	60,000	64,291
Amgen, Sr. Unscd. Notes	3.38	2/21/2050	60,000	65,603
Amgen, Sr. Unscd. Notes	4.66	6/15/2051	300,000	397,349
Anthem, Sr. Unscd. Notes	2.25	5/15/2030	100,000	102,896
Anthem, Sr. Unscd. Notes	3.60	3/15/2051	60,000	68,110
Anthem, Sr. Unscd. Notes	4.38	12/1/2047	450,000	565,646
AstraZeneca, Sr. Unscd. Notes	1.38	8/6/2030	70,000	67,767
AstraZeneca, Sr. Unscd. Notes	4.38	11/16/2045	205,000	265,832
AstraZeneca, Sr. Unscd. Notes	4.38	8/17/2048	45,000	59,611
Banner Health, Unscd. Bonds	2.34	1/1/2030	300,000	312,138
Baxalta, Gtd. Notes	5.25	6/23/2045	200,000	274,371
Becton Dickinson & Co., Sr. Unscd. Notes	3.73	12/15/2024	386,000	420,458
Biogen, Sr. Unscd. Notes	4.05	9/15/2025	500,000	559,271
Boston Scientific, Sr. Unscd. Notes	1.90	6/1/2025	300,000	311,315
Bristol-Myers Squibb, Sr. Unscd. Notes	0.75	11/13/2025	200,000	200,045
Bristol-Myers Squibb, Sr. Unscd. Notes	1.45	11/13/2030	200,000	196,372
Bristol-Myers Squibb, Sr. Unscd. Notes	2.35	11/13/2040	200,000	196,602
Bristol-Myers Squibb, Sr. Unscd. Notes	2.55	11/13/2050	200,000	195,316
Bristol-Myers Squibb, Sr. Unscd. Notes	2.90	7/26/2024	285,000	304,663
Bristol-Myers Squibb, Sr. Unscd. Notes	3.25	2/20/2023	58,000	60,599
Bristol-Myers Squibb, Sr. Unscd. Notes	3.40	7/26/2029	250,000	283,443
Bristol-Myers Squibb, Sr. Unscd. Notes	3.90	2/20/2028	90,000	104,454
Bristol-Myers Squibb, Sr. Unscd. Notes	4.25	10/26/2049	200,000	258,972
Bristol-Myers Squibb, Sr. Unscd. Notes	4.35	11/15/2047	90,000	116,841
Bristol-Myers Squibb, Sr. Unscd. Notes	4.55	2/20/2048	90,000	120,701
Cardinal Health, Sr. Unscd. Notes	3.20	3/15/2023	150,000	156,505
Cardinal Health, Sr. Unscd. Notes	4.60	3/15/2043	300,000	361,045
Cigna, Gtd. Notes	3.40	3/1/2027	300,000	332,395
Cigna, Gtd. Notes	3.75	7/15/2023	67,000	71,186
Cigna, Gtd. Notes	3.88	10/15/2047	75,000	86,766
Cigna, Gtd. Notes	4.13	11/15/2025	130,000	146,377

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.2% (continued)
Health Care - 3.0% (continued)
Cigna, Gtd. Notes	4.38	10/15/2028	230,000		270,828
Cigna, Gtd. Notes	4.80	7/15/2046	250,000		323,641
Cigna, Sr. Unscd. Notes	2.38	3/15/2031	80,000		82,838
CVS Health, Sr. Unscd. Notes	1.75	8/21/2030	85,000		83,368
CVS Health, Sr. Unscd. Notes	2.88	6/1/2026	400,000		432,558
CVS Health, Sr. Unscd. Notes	3.25	8/15/2029	100,000		110,086
CVS Health, Sr. Unscd. Notes	4.30	3/25/2028	640,000		741,636
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	500,000		628,636
CVS Health, Sr. Unscd. Notes	5.05	3/25/2048	200,000		266,951
Danaher, Sr. Unscd. Notes	4.38	9/15/2045	250,000		321,935
Dignity Health, Scd. Bonds	5.27	11/1/2064	304,000		433,978
Eli Lilly & Co., Sr. Unscd. Notes	2.50	9/15/2060	200,000		189,389
Eli Lilly & Co., Sr. Unscd. Notes	3.10	5/15/2027	500,000		550,784
Gilead Sciences, Sr. Unscd. Notes	1.20	10/1/2027	80,000	[a]	79,090
Gilead Sciences, Sr. Unscd. Notes	4.15	3/1/2047	220,000		267,001
Gilead Sciences, Sr. Unscd. Notes	4.60	9/1/2035	190,000		238,590
Gilead Sciences, Sr. Unscd. Notes	4.80	4/1/2044	500,000		652,760
GlaxoSmithKline Capital, Gtd. Bonds	6.38	5/15/2038	300,000		456,015
GlaxoSmithKline Capital, Gtd. Notes	2.80	3/18/2023	300,000		312,343
GlaxoSmithKline Capital, Gtd. Notes	3.38	5/15/2023	140,000		147,616
HCA, Sr. Scd. Notes	4.13	6/15/2029	110,000		125,644
HCA, Sr. Scd. Notes	5.13	6/15/2039	50,000		63,888
HCA, Sr. Scd. Notes	5.25	6/15/2049	100,000		131,362
Humana, Sr. Unscd. Notes	3.85	10/1/2024	500,000		543,763
Johnson & Johnson, Sr. Unscd. Debs.	4.95	5/15/2033	170,000		228,265
Johnson & Johnson, Sr. Unscd. Notes	2.10	9/1/2040	400,000		392,514
Johnson & Johnson, Sr. Unscd. Notes	2.45	3/1/2026	380,000		408,054
Johnson & Johnson, Sr. Unscd. Notes	3.50	1/15/2048	50,000		59,846
Kaiser Foundation Hospitals, Gtd. Notes	3.15	5/1/2027	500,000		552,573
Kaiser Foundation Hospitals, Unscd. Bonds, Ser. 2021	3.00	6/1/2051	70,000		74,310
Laboratory Corp. of America Holdings, Sr. Unscd. Notes	4.00	11/1/2023	400,000		427,249
Medtronic, Gtd. Notes	3.50	3/15/2025	386,000		424,352
Memorial Sloan-Kettering Cancer Center, Sr. Unscd. Notes, Ser. 2015	4.20	7/1/2055	200,000		265,026
Merck & Co., Sr. Unscd. Notes	1.45	6/24/2030	400,000	[a]	397,217
Merck & Co., Sr. Unscd. Notes	2.35	6/24/2040	50,000		49,821
Merck & Co., Sr. Unscd. Notes	2.45	6/24/2050	60,000		58,427
Merck & Co., Sr. Unscd. Notes	2.75	2/10/2025	500,000		535,337
Merck & Co., Sr. Unscd. Notes	3.90	3/7/2039	55,000		66,653
Merck & Co., Sr. Unscd. Notes	4.00	3/7/2049	80,000		99,699

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.2% (continued)
Health Care - 3.0% (continued)
Mount Sinai Hospitals Group, Scd. Bonds, Ser. 2019	3.74	7/1/2049	300,000	341,104
Mylan, Gtd. Notes	5.40	11/29/2043	300,000	379,450
Northwell Healthcare, Scd. Notes	3.98	11/1/2046	250,000	291,692
Novartis Capital, Gtd. Notes	2.20	8/14/2030	390,000	410,532
Novartis Capital, Gtd. Notes	2.75	8/14/2050	60,000	62,922
Novartis Capital, Gtd. Notes	4.40	5/6/2044	340,000	445,627
Perrigo Finance Unlimited, Gtd. Notes	4.38	3/15/2026	200,000	219,677
Pfizer, Sr. Unscd. Notes	0.80	5/28/2025	300,000	302,712
Pfizer, Sr. Unscd. Notes	2.55	5/28/2040	300,000	309,456
Pfizer, Sr. Unscd. Notes	3.45	3/15/2029	100,000	113,777
Pfizer, Sr. Unscd. Notes	4.00	3/15/2049	65,000	81,560
Pfizer, Sr. Unscd. Notes	4.13	12/15/2046	300,000	380,340
Pfizer, Sr. Unscd. Notes	4.20	9/15/2048	60,000	77,464
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. I	3.74	10/1/2047	250,000	295,688
Quest Diagnostics, Sr. Unscd. Notes	3.50	3/30/2025	250,000	272,061
Stryker, Sr. Unscd. Notes	3.50	3/15/2026	250,000	276,777
Stryker, Sr. Unscd. Notes	4.38	5/15/2044	250,000	317,470
Takeda Pharmaceutical, Sr. Unscd. Notes	4.40	11/26/2023	200,000	216,871
Takeda Pharmaceutical, Sr. Unscd. Notes	5.00	11/26/2028	200,000	243,431
Thermo Fisher Scientific, Sr. Unscd. Notes	5.30	2/1/2044	250,000	355,083
Trinity Health, Scd. Bonds	4.13	12/1/2045	200,000	255,072
UnitedHealth Group, Sr. Unscd. Notes	3.05	5/15/2041	75,000	80,516
UnitedHealth Group, Sr. Unscd. Notes	3.75	10/15/2047	70,000	82,962
UnitedHealth Group, Sr. Unscd. Notes	3.75	7/15/2025	330,000	368,383
UnitedHealth Group, Sr. Unscd. Notes	3.88	12/15/2028	100,000	116,432
UnitedHealth Group, Sr. Unscd. Notes	4.25	6/15/2048	80,000	102,092
UnitedHealth Group, Sr. Unscd. Notes	4.45	12/15/2048	60,000	78,870
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/2045	280,000	377,058
UnitedHealth Group, Sr. Unscd. Notes	6.88	2/15/2038	410,000	647,876
UnitedHealth Group, Sr. Unscd. Notes	2.30	5/15/2031	75,000	78,068

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.2% (continued)
Health Care - 3.0% (continued)
UnitedHealth Group, Sr. Unscd. Notes	3.25	5/15/2051	100,000		110,695
Viatris, Gtd. Notes	2.70	6/22/2030	150,000	[b]	154,196
Wyeth, Gtd. Notes	6.50	2/1/2034	200,000		296,320
Zoetis, Sr. Unscd. Notes	3.00	5/15/2050	300,000		318,757
				31,783,702
Industrial - .6%
3M, Sr. Unscd. Notes	2.25	9/19/2026	500,000		532,472
3M, Sr. Unscd. Notes	2.38	8/26/2029	390,000		415,017
3M, Sr. Unscd. Notes	3.38	3/1/2029	300,000		339,403
Caterpillar, Sr. Unscd. Bonds	6.05	8/15/2036	237,000		351,264
Caterpillar, Sr. Unscd. Notes	3.25	4/9/2050	300,000		340,361
Caterpillar, Sr. Unscd. Notes	4.30	5/15/2044	200,000		259,831
Caterpillar Financial Services, Sr. Unscd. Notes	0.80	11/13/2025	200,000	[a]	199,977
Eaton, Gtd. Notes	4.15	11/2/2042	200,000		244,576
General Electric, Sr. Unscd. Notes	3.63	5/1/2030	395,000		446,659
General Electric, Sr. Unscd. Notes	4.35	5/1/2050	210,000		259,254
Illinois Tool Works, Sr. Unscd. Notes	3.90	9/1/2042	470,000		573,143
John Deere Capital, Sr. Unscd. Notes	0.70	1/15/2026	200,000		199,076
John Deere Capital, Sr. Unscd. Notes	1.45	1/15/2031	300,000	[a]	293,805
John Deere Capital, Sr. Unscd. Notes	2.05	1/9/2025		[a]	0
Otis Worldwide, Sr. Unscd. Notes	2.06	4/5/2025	300,000		312,316
Parker-Hannifin, Sr. Unscd. Notes	3.25	6/14/2029	300,000		331,436
Parker-Hannifin, Sr. Unscd. Notes	4.00	6/14/2049	40,000		48,865
Stanley Black & Decker, Sr. Unscd. Notes	2.30	3/15/2030	300,000		315,360
Textron, Sr. Unscd. Notes	4.00	3/15/2026	500,000		561,556
Xylem, Sr. Unscd. Notes	4.38	11/1/2046	250,000		307,180
				6,331,551
Information Technology - .8%
Adobe, Sr. Unscd. Notes	3.25	2/1/2025	250,000		270,940
Autodesk, Sr. Unscd. Notes	4.38	6/15/2025	250,000		280,696
Broadridge Financial Solutions, Sr. Unscd. Notes	2.90	12/1/2029	150,000		160,855
Citrix Systems, Sr. Unscd. Notes	1.25	3/1/2026	400,000		398,510
Electronic Arts, Sr. Unscd. Notes	1.85	2/15/2031	200,000		198,791
Electronic Arts, Sr. Unscd. Notes	2.95	2/15/2051	200,000		200,399
Fiserv, Sr. Unscd. Notes	2.75	7/1/2024	190,000		201,245
Fiserv, Sr. Unscd. Notes	3.50	7/1/2029	190,000		212,413
Fiserv, Sr. Unscd. Notes	4.40	7/1/2049	100,000		123,591
Microsoft, Sr. Unscd. Notes	2.53	6/1/2050	661,000		662,347
Microsoft, Sr. Unscd. Notes	2.68	6/1/2060	353,000		357,491
Microsoft, Sr. Unscd. Notes	3.04	3/17/2062	360,000		395,937

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.2% (continued)
Information Technology - .8% (continued)
Oracle, Sr. Unscd. Notes	2.88	3/25/2031	205,000	217,143
Oracle, Sr. Unscd. Notes	2.95	4/1/2030	700,000	749,587
Oracle, Sr. Unscd. Notes	3.25	11/15/2027	250,000	273,544
Oracle, Sr. Unscd. Notes	3.40	7/8/2024	500,000	536,053
Oracle, Sr. Unscd. Notes	3.85	7/15/2036	900,000	1,015,724
Oracle, Sr. Unscd. Notes	3.90	5/15/2035	300,000	342,019
Oracle, Sr. Unscd. Notes	4.00	11/15/2047	160,000	178,498
Oracle, Sr. Unscd. Notes	4.10	3/25/2061	210,000	237,432
Roper Technologies, Sr. Unscd. Notes	1.00	9/15/2025	300,000	300,303
Roper Technologies, Sr. Unscd. Notes	1.40	9/15/2027	300,000	299,066
Roper Technologies, Sr. Unscd. Notes	3.80	12/15/2026	500,000	562,992
				8,175,576
Insurance - .9%
American International Group, Sr. Unscd. Notes	3.88	1/15/2035	500,000	577,915
American International Group, Sr. Unscd. Notes	4.20	4/1/2028	90,000	104,316
American International Group, Sr. Unscd. Notes	4.75	4/1/2048	200,000	262,516
Aon, Gtd. Notes	2.80	5/15/2030	100,000	107,033
Aon, Gtd. Notes	3.75	5/2/2029	250,000	284,291
Aon, Gtd. Notes	4.60	6/14/2044	200,000	258,520
Arthur J. Gallagher & Co., Sr. Unscd. Notes	3.50	5/20/2051	40,000	43,812
Athene Holding, Sr. Unscd. Notes	3.95	5/25/2051	300,000	343,385
AXA, Sub. Bonds	8.60	12/15/2030	165,000	250,305
Berkshire Hathaway, Sr. Unscd. Notes	3.13	3/15/2026	500,000	548,635
Berkshire Hathaway Finance, Gtd. Notes	2.85	10/15/2050	250,000	256,811
Berkshire Hathaway Finance, Gtd. Notes	4.20	8/15/2048	135,000	170,632
Chubb INA Holdings, Gtd. Notes	3.35	5/15/2024	250,000	269,738
Equitable Holdings, Sr. Unscd. Notes	4.35	4/20/2028	90,000	104,152
First American Financial, Sr. Unscd. Notes	4.60	11/15/2024	500,000	554,931
Lincoln National, Sr. Unscd. Notes	3.63	12/12/2026	500,000	558,588
Loews, Sr. Unscd. Notes	2.63	5/15/2023	250,000	258,674
Marsh & McLennan, Sr. Unscd. Notes	4.38	3/15/2029	70,000	83,054
Marsh & McLennan, Sr. Unscd. Notes	4.90	3/15/2049	65,000	89,725
Marsh & McLennan, Sr. Unscd. Notes	5.88	8/1/2033	275,000	377,866
MetLife, Sr. Unscd. Notes	3.60	4/10/2024	250,000	270,524

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.2% (continued)
Insurance - .9% (continued)
MetLife, Sr. Unscd. Notes	4.05	3/1/2045	200,000	242,527
MetLife, Sr. Unscd. Notes	6.38	6/15/2034	150,000	218,294
Principal Financial Group, Gtd. Notes	2.13	6/15/2030	300,000	306,368
Prudential Financial, Jr. Sub. Notes	5.20	3/15/2044	300,000	324,199
Prudential Financial, Sr. Unscd. Notes	3.70	3/13/2051	75,000	87,945
Prudential Financial, Sr. Unscd. Notes	4.60	5/15/2044	400,000	521,467
Reinsurance Group of America, Sr. Unscd. Notes	3.15	6/15/2030	300,000	325,913
Reinsurance Group of America, Sr. Unscd. Notes	3.90	5/15/2029	250,000	284,585
Reinsurance Group of America, Sr. Unscd. Notes	4.70	9/15/2023	350,000	380,058
The Allstate, Sr. Unscd. Notes	0.75	12/15/2025	200,000	199,812
The Allstate, Sub. Debs., Ser. B	5.75	8/15/2053	300,000	325,335
The Chubb, Gtd. Notes	6.00	5/11/2037	200,000	295,897
The Progressive Corp., Sr. Unscd. Notes	4.13	4/15/2047	70,000	88,398
The Progressive Corp., Sr. Unscd. Notes	4.35	4/25/2044	250,000	322,851
The Progressive Corp., Sr. Unscd. Notes	6.63	3/1/2029	100,000	134,296
The Travelers Companies, Sr. Unscd. Notes	4.05	3/7/2048	300,000	372,683
				10,206,051
Internet Software & Services - .5%
Alibaba Group Holding, Sr. Unscd. Notes	3.60	11/28/2024	300,000	325,114
Alibaba Group Holding, Sr. Unscd. Notes	4.00	12/6/2037	400,000	449,717
Alphabet, Sr. Unscd. Notes	0.45	8/15/2025	250,000	248,710
Alphabet, Sr. Unscd. Notes	1.10	8/15/2030	215,000	206,358
Alphabet, Sr. Unscd. Notes	1.90	8/15/2040	65,000	60,456
Alphabet, Sr. Unscd. Notes	2.00	8/15/2026	300,000	316,214
Amazon.com, Sr. Unscd. Notes	0.40	6/3/2023	200,000	200,392
Amazon.com, Sr. Unscd. Notes	0.80	6/3/2025	200,000	200,976
Amazon.com, Sr. Unscd. Notes	1.50	6/3/2030	200,000	198,273
Amazon.com, Sr. Unscd. Notes	1.65	5/12/2028	300,000	306,580
Amazon.com, Sr. Unscd. Notes	2.40	2/22/2023	210,000	216,738
Amazon.com, Sr. Unscd. Notes	2.50	6/3/2050	200,000	193,209
Amazon.com, Sr. Unscd. Notes	2.70	6/3/2060	195,000	191,951
Amazon.com, Sr. Unscd. Notes	2.88	5/12/2041	500,000	527,247
Amazon.com, Sr. Unscd. Notes	3.25	5/12/2061	220,000	241,786

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.2% (continued)
Internet Software & Services - .5% (continued)
Amazon.com, Sr. Unscd. Notes	3.88	8/22/2037	195,000		236,620
Baidu, Sr. Unscd. Notes	1.72	4/9/2026	200,000		202,029
Baidu, Sr. Unscd. Notes	2.38	10/9/2030	200,000		201,582
Baidu, Sr. Unscd. Notes	4.38	5/14/2024	200,000		217,654
eBay, Sr. Unscd. Notes	1.40	5/10/2026	300,000		304,110
eBay, Sr. Unscd. Notes	3.65	5/10/2051	13,000		14,327
eBay, Sr. Unscd. Notes	4.00	7/15/2042	200,000		229,823
				5,289,866
Materials - .0%
Berry Global, Sr. Scd. Notes	1.57	1/15/2026	150,000	[b]	151,204
Media - .9%
Charter Communications Operating, Sr. Scd. Notes	4.40	12/1/2061	70,000		77,028
Charter Communications Operating, Sr. Scd. Notes	4.80	3/1/2050	300,000		352,541
Charter Communications Operating, Sr. Scd. Notes	4.91	7/23/2025	510,000		579,178
Charter Communications Operating, Sr. Scd. Notes	5.75	4/1/2048	100,000		129,493
Charter Communications Operating, Sr. Scd. Notes	6.48	10/23/2045	500,000		705,090
Comcast, Gtd. Bonds	4.00	8/15/2047	60,000		72,042
Comcast, Gtd. Notes	1.50	2/15/2031	650,000		629,026
Comcast, Gtd. Notes	2.45	8/15/2052	750,000		699,511
Comcast, Gtd. Notes	3.38	8/15/2025	730,000		799,126
Comcast, Gtd. Notes	3.70	4/15/2024	345,000		374,012
Comcast, Gtd. Notes	3.90	3/1/2038	75,000		87,604
Comcast, Gtd. Notes	4.00	3/1/2048	60,000		72,013
Comcast, Gtd. Notes	4.60	10/15/2038	200,000		252,228
Comcast, Gtd. Notes	6.45	3/15/2037	300,000		443,141
Comcast Cable Communications Holdings, Gtd. Notes	9.46	11/15/2022	304,000		339,993
Discovery Communications, Gtd. Notes	3.95	3/20/2028	350,000		393,238
Fox, Sr. Unscd. Notes	4.03	1/25/2024	83,000		89,802
Fox, Sr. Unscd. Notes	5.48	1/25/2039	315,000		413,089
Grupo Televisa, Sr. Unscd. Notes	5.00	5/13/2045	200,000		248,935
The Walt Disney Company, Gtd. Notes	1.75	8/30/2024	150,000		155,337
The Walt Disney Company, Gtd. Notes	2.00	9/1/2029	225,000		230,829
The Walt Disney Company, Gtd. Notes	2.20	1/13/2028	100,000		104,806
The Walt Disney Company, Gtd. Notes	2.75	9/1/2049	225,000		224,379

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.2% (continued)
Media - .9% (continued)
The Walt Disney Company, Gtd. Notes	3.80	5/13/2060	350,000		423,648
The Walt Disney Company, Gtd. Notes	4.75	11/15/2046	110,000		149,182
The Walt Disney Company, Gtd. Notes	6.20	12/15/2034	250,000		358,001
Time Warner Cable, Sr. Scd. Debs.	4.50	9/15/2042	250,000		284,795
Time Warner Cable, Sr. Scd. Debs.	6.55	5/1/2037	350,000		483,041
ViacomCBS, Sr. Unscd. Debs.	7.88	7/30/2030	150,000		215,896
ViacomCBS, Sr. Unscd. Notes	4.90	8/15/2044	240,000		300,527
				9,687,531
Metals & Mining - .3%
Barrick PD Australia Finance, Gtd. Notes	5.95	10/15/2039	200,000		282,178
BHP Billiton Finance USA, Gtd. Notes	4.13	2/24/2042	200,000		250,168
Newmont, Gtd. Notes	6.25	10/1/2039	126,000		186,056
Nucor, Sr. Unscd. Notes	2.98	12/15/2055	200,000	[b]	202,085
Rio Tinto Alcan, Sr. Unscd. Debs.	7.25	3/15/2031	350,000		505,542
Southern Copper, Sr. Unscd. Notes	5.25	11/8/2042	300,000		380,454
Steel Dynamics, Sr. Unscd. Notes	3.25	10/15/2050	60,000		61,501
Teck Resources, Sr. Unscd. Notes	3.90	7/15/2030	300,000	[a]	330,305
Vale Overseas, Gtd. Notes	3.75	7/8/2030	200,000		214,250
Vale Overseas, Gtd. Notes	6.88	11/21/2036	250,000		349,126
				2,761,665
Municipal Securities - .7%
American Municipal Power, Revenue Bonds (Combined Hydroelectric Projects) (Build America Bond) Ser. B	8.08	2/15/2050	100,000		191,028
Bay Area Toll Authority, Revenue Bonds (Build America Bond) Ser. F2	6.26	4/1/2049	300,000		493,846
California, GO	3.50	4/1/2028	100,000		113,633
California, GO (Build America Bond)	7.50	4/1/2034	200,000		320,037
California, GO (Build America Bonds)	7.55	4/1/2039	300,000		521,215
Connecticut, GO, Ser. A	5.85	3/15/2032	200,000		269,878
District of Columbia, Revenue Bonds (Build America Bond) Ser. E	5.59	12/1/2034	200,000		262,598
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Build America Bond)	6.64	4/1/2057	341,000		529,995
Illinois, GO	5.10	6/1/2033	730,000		876,177
Los Angeles Unified School District, GO (Build America Bond)	5.75	7/1/2034	350,000		481,016

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.2% (continued)
Municipal Securities - .7% (continued)
Massachusetts School Building Authority, Revenue Bonds (Build America Bond)	5.72	8/15/2039	100,000	141,810
Metropolitan Transportation Authority, Revenue Bonds (Build America Bond)	7.34	11/15/2039	300,000	498,956
New Jersey Economic Development Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	7.43	2/15/2029	250,000	327,248
New Jersey Turnpike Authority, Revenue Bonds (Build America Bond) Ser. F	7.41	1/1/2040	400,000	671,018
New York City Water & Sewer System, Revenue Bonds (Build America Bond)	5.95	6/15/2042	345,000	534,718
Pennsylvania Turnpike Commission, Revenue Bonds (Build America Bond) Ser. B	5.51	12/1/2045	200,000	292,215
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 192	4.81	10/15/2065	300,000	429,093
San Diego County Water Authority, Revenue Bonds (Build America Bond) Ser. B	6.14	5/1/2049	300,000	461,696
The Ohio State University, Revenue Bonds, Ser. A	3.80	12/1/2046	250,000	313,012
				7,729,189
Real Estate - 1.0%
Alexandria Real Estate Equities, Gtd. Notes	2.00	5/18/2032	250,000	249,310
Alexandria Real Estate Equities, Gtd. Notes	3.00	5/18/2051	200,000	202,951
American Tower, Sr. Unscd. Notes	0.60	1/15/2024	200,000	199,914
American Tower, Sr. Unscd. Notes	1.50	1/31/2028	200,000	197,381
American Tower, Sr. Unscd. Notes	1.60	4/15/2026	300,000	304,753
American Tower, Sr. Unscd. Notes	2.70	4/15/2031	300,000	315,073
American Tower, Sr. Unscd. Notes	2.95	1/15/2051	200,000	197,492
American Tower, Sr. Unscd. Notes	3.80	8/15/2029	90,000	101,487
AvalonBay Communities, Sr. Unscd. Notes	4.20	12/15/2023	400,000	430,803
Boston Properties, Sr. Unscd. Notes	4.50	12/1/2028	100,000	118,237
Brixmor Operating Partnership, Sr. Unscd. Notes	3.90	3/15/2027	300,000	332,890
Crown Castle International, Sr. Unscd. Notes	2.25	1/15/2031	200,000	200,866
Crown Castle International, Sr. Unscd. Notes	3.20	9/1/2024	270,000	288,505

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.2% (continued)
Real Estate - 1.0% (continued)
Crown Castle International, Sr. Unscd. Notes	3.70	6/15/2026	430,000		477,374
Duke Realty, Gtd. Notes	3.75	12/1/2024	400,000		434,866
Equinix, Sr. Unscd. Notes	1.45	5/15/2026	200,000		201,239
Equinix, Sr. Unscd. Notes	1.80	7/15/2027	200,000		204,146
Equinix, Sr. Unscd. Notes	3.40	2/15/2052	200,000		211,500
Essex Portfolio, Gtd. Notes	2.65	3/15/2032	150,000		156,208
Essex Portfolio, Gtd. Notes	4.00	3/1/2029	200,000		230,164
Federal Realty Investment Trust, Sr. Unscd. Notes	4.50	12/1/2044	200,000		246,808
Kimco Realty, Sr. Unscd. Notes	2.70	10/1/2030	200,000		209,254
Kimco Realty, Sr. Unscd. Notes	3.13	6/1/2023	250,000		260,711
Mid-America Apartments, Sr. Unscd. Notes	1.70	2/15/2031	300,000		291,383
Mid-America Apartments, Sr. Unscd. Notes	4.30	10/15/2023	400,000		428,826
National Retail Properties, Sr. Unscd. Notes	3.90	6/15/2024	500,000		540,525
Office Properties Income Trust, Sr. Unscd. Notes	2.65	6/15/2026	200,000		205,908
Prologis, Sr. Unscd. Notes	2.25	4/15/2030	370,000		385,065
Prologis, Sr. Unscd. Notes	3.00	4/15/2050	35,000		36,793
Realty Income, Sr. Unscd. Notes	3.88	7/15/2024	500,000		543,469
Simon Property Group, Sr. Unscd. Notes	2.65	7/15/2030	200,000	[a]	211,383
Simon Property Group, Sr. Unscd. Notes	3.25	9/13/2049	65,000		68,505
Simon Property Group, Sr. Unscd. Notes	3.80	7/15/2050	200,000		228,118
Simon Property Group, Sr. Unscd. Notes	6.75	2/1/2040	150,000		228,578
UDR, Gtd. Notes	2.10	8/1/2032	200,000		197,011
Ventas Realty, Gtd. Notes	4.00	3/1/2028	300,000		341,871
Ventas Realty, Gtd. Notes	4.88	4/15/2049	200,000		256,649
VEREIT Operating Partnership, Gtd. Notes	3.95	8/15/2027	500,000		570,744
Welltower, Sr. Unscd. Notes	4.13	3/15/2029	200,000		230,750
				10,537,510
Retailing - .7%
Advance Auto Parts, Gtd. Notes	1.75	10/1/2027	300,000		302,135
Autozone, Sr. Unscd. Notes	3.13	4/21/2026	500,000	[a]	546,061
Costco Wholesale, Sr. Unscd. Notes	1.60	4/20/2030	200,000		199,628
Costco Wholesale, Sr. Unscd. Notes	3.00	5/18/2027	100,000		110,691
Dollar Tree, Sr. Unscd. Notes	4.20	5/15/2028	95,000		109,025
Lowe's, Sr. Unscd. Notes	1.30	4/15/2028	300,000		296,312

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.2% (continued)
Retailing - .7% (continued)
Lowe's, Sr. Unscd. Notes	1.70	10/15/2030	300,000		294,011
Lowe's, Sr. Unscd. Notes	3.00	10/15/2050	200,000		202,486
Lowe's, Sr. Unscd. Notes	3.13	9/15/2024	250,000		267,939
Lowe's, Sr. Unscd. Notes	3.65	4/5/2029	80,000		90,665
Lowe's, Sr. Unscd. Notes	4.05	5/3/2047	120,000		142,093
Lowe's, Sr. Unscd. Notes	4.55	4/5/2049	80,000		102,605
McDonald's, Sr. Unscd. Notes	3.63	9/1/2049	50,000		56,985
McDonald's, Sr. Unscd. Notes	4.88	12/9/2045	465,000		616,070
O'Reilly Automotive, Sr. Unscd. Notes	1.75	3/15/2031	300,000		293,749
Starbucks, Sr. Unscd. Notes	2.55	11/15/2030	400,000		421,967
Starbucks, Sr. Unscd. Notes	4.30	6/15/2045	100,000		121,061
Starbucks, Sr. Unscd. Notes	4.45	8/15/2049	250,000		319,324
Target, Sr. Unscd. Notes	2.50	4/15/2026	400,000		430,948
The Home Depot, Sr. Unscd. Notes	3.35	4/15/2050	500,000		566,687
The Home Depot, Sr. Unscd. Notes	5.88	12/16/2036	300,000		436,199
Walmart, Sr. Unscd. Notes	2.35	12/15/2022	300,000		308,492
Walmart, Sr. Unscd. Notes	2.95	9/24/2049	200,000		217,768
Walmart, Sr. Unscd. Notes	3.25	7/8/2029	90,000		101,890
Walmart, Sr. Unscd. Notes	3.40	6/26/2023	265,000		279,928
Walmart, Sr. Unscd. Notes	3.95	6/28/2038	90,000		109,971
Walmart, Sr. Unscd. Notes	4.05	6/29/2048	180,000		229,753
				7,174,443
Semiconductors & Semiconductor Equipment - .5%
Applied Materials, Sr. Unscd. Notes	3.90	10/1/2025	500,000		561,699
Broadcom, Gtd. Notes	2.45	2/15/2031	230,000	[b]	229,388
Broadcom, Gtd. Notes	2.60	2/15/2033	200,000	[b]	199,423
Broadcom, Gtd. Notes	3.50	2/15/2041	200,000	[b]	208,071
Broadcom, Gtd. Notes	4.11	9/15/2028	260,000		293,635
Broadcom, Gtd. Notes	4.15	11/15/2030	230,000		261,064
Broadcom, Gtd. Notes	4.75	4/15/2029	210,000		246,890
Broadcom, Gtd. Notes	5.00	4/15/2030	400,000		478,155
Broadcom Cayman Finance, Gtd. Notes	3.50	1/15/2028	110,000		120,822
Broadcom Cayman Finance, Gtd. Notes	3.88	1/15/2027	300,000		332,882
Intel, Sr. Unscd. Notes	3.15	5/11/2027	110,000		121,592
Intel, Sr. Unscd. Notes	3.25	11/15/2049	150,000		161,409
Intel, Sr. Unscd. Notes	3.73	12/8/2047	120,000		138,522
Intel, Sr. Unscd. Notes	3.90	3/25/2030	300,000		350,277
Intel, Sr. Unscd. Notes	4.10	5/11/2047	80,000		97,549
Intel, Sr. Unscd. Notes	4.75	3/25/2050	300,000		402,411
NVIDIA, Sr. Unscd. Notes	1.55	6/15/2028	300,000		302,589
NXP, Gtd. Notes	4.88	3/1/2024	200,000	[b]	220,009

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.2% (continued)
Semiconductors & Semiconductor Equipment - .5% (continued)
NXP, Gtd. Notes	5.35	3/1/2026	100,000	[b]	117,362
NXP, Gtd. Notes	5.55	12/1/2028	100,000	[b]	124,068
Qualcomm, Sr. Unscd. Notes	4.30	5/20/2047	120,000		154,657
Qualcomm, Sr. Unscd. Notes	4.65	5/20/2035	140,000		181,587
Texas Instruments, Sr. Unscd. Notes	1.75	5/4/2030	400,000		405,964
Texas Instruments, Sr. Unscd. Notes	4.15	5/15/2048	80,000		103,967
				5,813,992
Supranational Bank - 1.7%
African Development Bank, Sr. Unscd. Notes	3.00	9/20/2023	300,000		317,461
Asian Development Bank, Sr. Unscd. Bonds	0.63	4/29/2025	220,000		220,048
Asian Development Bank, Sr. Unscd. Notes	0.25	7/14/2023	300,000		300,093
Asian Development Bank, Sr. Unscd. Notes	1.00	4/14/2026	200,000		202,982
Asian Development Bank, Sr. Unscd. Notes	1.88	1/24/2030	100,000		105,659
Asian Development Bank, Sr. Unscd. Notes	2.00	1/22/2025	1,000,000		1,053,205
Asian Development Bank, Sr. Unscd. Notes	2.75	3/17/2023	500,000		521,038
Asian Development Bank, Sr. Unscd. Notes	2.75	1/19/2028	90,000		100,217
Council of Europe Development Bank, Sr. Unscd. Notes	2.63	2/13/2023	300,000		311,120
European Bank for Reconstruction & Development, Sr. Unscd. Notes	0.25	7/10/2023	300,000		300,002
European Investment Bank, Sr. Unscd. Bonds	0.25	9/15/2023	400,000		400,278
European Investment Bank, Sr. Unscd. Bonds	0.38	12/15/2025	200,000		197,720
European Investment Bank, Sr. Unscd. Bonds	1.63	10/9/2029	300,000		311,782
European Investment Bank, Sr. Unscd. Bonds	1.63	3/14/2025	200,000		207,635
European Investment Bank, Sr. Unscd. Bonds	2.25	6/24/2024	160,000		168,758
European Investment Bank, Sr. Unscd. Notes	0.38	3/26/2026	250,000		246,295
European Investment Bank, Sr. Unscd. Notes	1.88	2/10/2025	1,000,000		1,049,165
European Investment Bank, Sr. Unscd. Notes	2.38	5/24/2027	500,000		542,727
European Investment Bank, Sr. Unscd. Notes	2.50	3/15/2023	305,000		316,472

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.2% (continued)
Supranational Bank - 1.7% (continued)
Export Development Canada, Gov't Gtd. Bonds	2.63	2/21/2024	300,000		317,455
Export-Import Bank of Korea, Sr. Unscd. Bonds	4.00	1/14/2024	500,000		543,072
FMS Wertmanagement, Gov't Gtd. Notes	2.75	1/30/2024	400,000		423,969
Inter-American Development Bank, Sr. Unscd. Bonds	2.13	1/15/2025	1,000,000		1,054,540
Inter-American Development Bank, Sr. Unscd. Notes	0.25	11/15/2023	400,000		399,819
Inter-American Development Bank, Sr. Unscd. Notes	1.13	1/13/2031	200,000		197,347
Inter-American Development Bank, Sr. Unscd. Notes	1.75	3/14/2025	150,000	[a]	156,428
Inter-American Development Bank, Sr. Unscd. Notes	2.00	7/23/2026	80,000		84,809
Inter-American Development Bank, Sr. Unscd. Notes	2.50	1/18/2023	225,000		232,758
Inter-American Development Bank, Sr. Unscd. Notes	3.13	9/18/2028	300,000		342,060
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	0.63	4/22/2025	390,000		390,954
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	1.25	2/10/2031	175,000		174,617
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	2.50	7/29/2025	1,000,000		1,074,049
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	7.63	1/19/2023	300,000		332,724
International Bank for Reconstruction & Development, Sr. Unscd. Notes	0.13	4/20/2023	300,000	[a]	299,709
International Bank for Reconstruction & Development, Sr. Unscd. Notes	0.38	7/28/2025	300,000		297,298
International Bank for Reconstruction & Development, Sr. Unscd. Notes	0.88	5/14/2030	200,000		194,452
International Bank for Reconstruction & Development, Sr. Unscd. Notes	1.38	4/20/2028	300,000		306,548
International Bank for Reconstruction & Development, Sr. Unscd. Notes	1.63	1/15/2025	300,000		311,729

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.2% (continued)
Supranational Bank - 1.7% (continued)
International Bank for Reconstruction & Development, Sr. Unscd. Notes	1.75	4/19/2023	500,000	513,260
International Finance, Sr. Unscd. Notes	0.38	7/16/2025	200,000	198,319
International Finance, Sr. Unscd. Notes	0.50	3/20/2023	300,000	301,457
Japan Bank for International Cooperation, Gov't Gtd. Bonds	1.88	7/21/2026	500,000	523,951
Japan Bank for International Cooperation, Gov't Gtd. Notes	1.75	1/23/2023	200,000	204,473
Japan Bank for International Cooperation, Gov't Gtd. Notes	2.00	10/17/2029	300,000	316,640
Japan Bank for International Cooperation, Gov't Gtd. Notes	2.75	1/21/2026	750,000	814,493
The Asian Infrastructure Investment Bank, Sr. Unscd. Bonds	0.50	1/27/2026	250,000	248,344
The Asian Infrastructure Investment Bank, Sr. Unscd. Notes	0.50	5/28/2025	200,000	199,600
The Korea Development Bank, Sr. Unscd. Bonds	0.80	7/19/2026	300,000	298,018
The Korea Development Bank, Sr. Unscd. Notes	2.75	3/19/2023	300,000	311,229
				17,936,778
Technology Hardware & Equipment - .7%
Amdocs, Sr. Unscd. Notes	2.54	6/15/2030	200,000	203,695
Apple, Sr. Unscd. Notes	0.70	2/8/2026	230,000	229,035
Apple, Sr. Unscd. Notes	1.13	5/11/2025	125,000	126,748
Apple, Sr. Unscd. Notes	1.65	5/11/2030	100,000	100,520
Apple, Sr. Unscd. Notes	1.65	2/8/2031	175,000	174,731
Apple, Sr. Unscd. Notes	1.80	9/11/2024	135,000	140,238
Apple, Sr. Unscd. Notes	2.20	9/11/2029	120,000	125,790
Apple, Sr. Unscd. Notes	2.38	2/8/2041	80,000	79,024
Apple, Sr. Unscd. Notes	2.40	1/13/2023	160,000	164,637
Apple, Sr. Unscd. Notes	2.55	8/20/2060	140,000	132,519
Apple, Sr. Unscd. Notes	2.65	5/11/2050	120,000	118,674
Apple, Sr. Unscd. Notes	2.80	2/8/2061	215,000	214,044
Apple, Sr. Unscd. Notes	2.95	9/11/2049	75,000	79,255
Apple, Sr. Unscd. Notes	3.20	5/11/2027	200,000	222,110
Apple, Sr. Unscd. Notes	3.35	2/9/2027	500,000	557,977
Apple, Sr. Unscd. Notes	3.45	5/6/2024	500,000	540,467
Apple, Sr. Unscd. Notes	3.75	11/13/2047	90,000	106,583
Apple, Sr. Unscd. Notes	4.25	2/9/2047	300,000	384,259
Dell International, Sr. Scd. Notes	6.02	6/15/2026	200,000	240,875
Dell International, Sr. Scd. Notes	8.35	7/15/2046	260,000	427,019

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.2% (continued)
Technology Hardware & Equipment - .7% (continued)
Hewlett Packard Enterprise, Sr. Unscd. Notes	1.45	4/1/2024	200,000		203,589
Hewlett Packard Enterprise, Sr. Unscd. Notes	1.75	4/1/2026	200,000		204,008
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.90	10/15/2025	500,000		572,046
HP, Sr. Unscd. Notes	3.40	6/17/2030	200,000		215,117
HP, Sr. Unscd. Notes	6.00	9/15/2041	200,000		262,943
International Business Machines, Sr. Unscd. Notes	1.70	5/15/2027	100,000	[a]	102,453
International Business Machines, Sr. Unscd. Notes	3.30	5/15/2026	250,000		276,348
International Business Machines, Sr. Unscd. Notes	3.50	5/15/2029	220,000		247,596
International Business Machines, Sr. Unscd. Notes	4.15	5/15/2039	105,000		127,123
International Business Machines, Sr. Unscd. Notes	4.25	5/15/2049	160,000		201,631
International Business Machines, Sr. Unscd. Notes	5.60	11/30/2039	300,000		427,167
Leidos, Gtd. Notes	2.30	2/15/2031	200,000		198,916
NetApp, Sr. Unscd. Notes	2.70	6/22/2030	200,000		211,272
				7,618,409
Telecommunication Services - 1.4%
America Movil, Gtd. Notes	6.38	3/1/2035	100,000		144,527
America Movil, Sr. Unscd. Notes	4.38	4/22/2049	200,000		251,150
AT&T, Sr. Unscd. Notes	3.50	9/15/2053	615,000	[b]	636,991
AT&T, Sr. Unscd. Notes	3.80	12/1/2057	300,000	[b]	320,709
AT&T, Sr. Unscd. Notes	4.30	2/15/2030	507,000		591,593
AT&T, Sr. Unscd. Notes	4.35	3/1/2029	560,000		652,221
AT&T, Sr. Unscd. Notes	4.50	5/15/2035	500,000		599,549
AT&T, Sr. Unscd. Notes	4.50	3/9/2048	341,000		409,373
AT&T, Sr. Unscd. Notes	4.55	3/9/2049	400,000		484,025
AT&T, Sr. Unscd. Notes	4.85	7/15/2045	300,000		372,346
AT&T, Sr. Unscd. Notes	4.85	3/1/2039	110,000		135,351
British Telecommunications, Sr. Unscd. Notes	9.63	12/15/2030	175,000		270,722
Cisco Systems, Sr. Unscd. Notes	2.95	2/28/2026	500,000		545,773
Cisco Systems, Sr. Unscd. Notes	5.50	1/15/2040	250,000		354,542
Corning, Sr. Unscd. Notes	3.90	11/15/2049	300,000		347,302
Corning, Sr. Unscd. Notes	4.38	11/15/2057	50,000		61,187
Deutsche Telekom International Finance, Gtd. Bonds	8.75	6/15/2030	300,000		453,982
Orange, Sr. Unscd. Notes	9.00	3/1/2031	300,000		476,706
Rogers Communications, Gtd. Bonds	7.50	8/15/2038	125,000		197,451

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.2% (continued)
Telecommunication Services - 1.4% (continued)
Telefonica Emisiones, Gtd. Notes	5.21	3/8/2047	300,000	377,203
Telefonica Emisiones, Gtd. Notes	7.05	6/20/2036	250,000	365,098
T-Mobile USA, Sr. Scd. Notes	1.50	2/15/2026	300,000	304,372
T-Mobile USA, Sr. Scd. Notes	2.05	2/15/2028	300,000	307,303
T-Mobile USA, Sr. Scd. Notes	3.00	2/15/2041	200,000	201,622
T-Mobile USA, Sr. Scd. Notes	3.50	4/15/2025	310,000	337,495
T-Mobile USA, Sr. Scd. Notes	4.50	4/15/2050	250,000	306,140
Verizon Communications, Sr. Unscd. Notes	0.85	11/20/2025	200,000	199,009
Verizon Communications, Sr. Unscd. Notes	1.75	1/20/2031	200,000	194,428
Verizon Communications, Sr. Unscd. Notes	2.65	11/20/2040	200,000	196,079
Verizon Communications, Sr. Unscd. Notes	2.88	11/20/2050	200,000	195,300
Verizon Communications, Sr. Unscd. Notes	2.99	10/30/2056	435,000	423,889
Verizon Communications, Sr. Unscd. Notes	3.00	11/20/2060	200,000	194,280
Verizon Communications, Sr. Unscd. Notes	3.38	2/15/2025	387,000	421,265
Verizon Communications, Sr. Unscd. Notes	3.40	3/22/2041	190,000	205,804
Verizon Communications, Sr. Unscd. Notes	3.70	3/22/2061	365,000	404,699
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	977,000	1,131,857
Verizon Communications, Sr. Unscd. Notes	4.33	9/21/2028	250,000	293,597
Verizon Communications, Sr. Unscd. Notes	4.50	8/10/2033	220,000	268,446
Verizon Communications, Sr. Unscd. Notes	4.86	8/21/2046	400,000	527,838
Vodafone Group, Sr. Unscd. Notes	4.25	9/17/2050	75,000	88,808
Vodafone Group, Sr. Unscd. Notes	4.38	5/30/2028	225,000	263,775
Vodafone Group, Sr. Unscd. Notes	5.00	5/30/2038	60,000	76,936
Vodafone Group, Sr. Unscd. Notes	5.13	6/19/2059	110,000	146,738
Vodafone Group, Sr. Unscd. Notes	5.25	5/30/2048	180,000	240,350
Vodafone Group, Sr. Unscd. Notes	7.88	2/15/2030	125,000	180,371
				15,158,202
Transportation - .5%
Burlington Northern Santa Fe, Sr. Unscd. Debs.	4.55	9/1/2044	300,000	392,194
Burlington Northern Santa Fe, Sr. Unscd. Debs.	6.15	5/1/2037	300,000	440,403

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.2% (continued)
Transportation - .5% (continued)
Burlington Northern Santa Fe, Sr. Unscd. Debs.	7.00	12/15/2025	100,000		125,804
Canadian Pacific Railway, Gtd. Notes	6.13	9/15/2115	100,000		159,863
CSX, Sr. Unscd. Notes	3.80	3/1/2028	200,000		227,896
CSX, Sr. Unscd. Notes	4.30	3/1/2048	50,000		62,552
CSX, Sr. Unscd. Notes	4.50	8/1/2054	250,000		325,632
CSX, Sr. Unscd. Notes	4.75	11/15/2048	100,000		132,358
FedEx, Gtd. Notes	4.75	11/15/2045	400,000		510,092
Kansas City Southern, Gtd. Notes	4.95	8/15/2045	300,000		392,486
Norfolk Southern, Sr. Unscd. Bonds	4.84	10/1/2041	350,000		455,568
Norfolk Southern, Sr. Unscd. Notes	3.85	1/15/2024	300,000		320,958
Union Pacific, Sr. Unscd. Notes	2.75	4/15/2023	400,000		413,470
Union Pacific, Sr. Unscd. Notes	3.80	4/6/2071	55,000	[b]	63,798
Union Pacific, Sr. Unscd. Notes	3.84	3/20/2060	443,000		522,436
Union Pacific, Sr. Unscd. Notes	3.95	9/10/2028	105,000		121,445
United Parcel Service, Sr. Unscd. Notes	3.75	11/15/2047	80,000		97,257
United Parcel Service, Sr. Unscd. Notes	5.30	4/1/2050	200,000		299,685
				5,063,897
U.S. Government Agencies Collateralized Municipal-Backed Securities - 1.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K039, Cl. A2	3.30	7/25/2024	1,000,000	[c]	1,075,064
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K043, Cl. A2	3.06	12/25/2024	648,000	[c]	698,069
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K047, Cl. A2	3.33	5/25/2025	45,000	[c]	49,308
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K056, Cl. A2	2.53	5/25/2026	1,300,000	[c]	1,396,039
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K091, Cl. A2	3.51	3/25/2029	400,000	[c]	462,395
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K092, Cl. A2	3.30	4/25/2029	400,000	[c]	457,336

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.2% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities - 1.1% (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K103, Cl. A2	2.65	11/25/2029	400,000	[c]	440,767
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K104, Cl. A2	2.25	2/25/2052	400,000	[c]	428,856
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K106, Cl. A1	1.78	10/25/2029	295,857	[c]	307,701
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K112, Cl. A2	1.31	5/25/2030	200,000	[c]	199,804
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K126, Cl. A2	2.07	1/25/2031	400,000	[c]	423,673
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K-1514, Cl. A2	2.86	10/25/2034	400,000	[c]	447,889
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K-1516, Cl. A2	1.72	5/25/2035	400,000	[c]	397,484
Federal National Mortgage Association, Ser. 2013-M14, Cl. APT	2.55	4/25/2023	135,765	[c]	139,326
Federal National Mortgage Association, Ser. 2017-M12, Cl. A2	3.08	6/25/2027	940,304	[c]	1,047,354
Federal National Mortgage Association, Ser. 2017-M8, Cl. A1	2.65	5/25/2027	269,052	[c]	278,176
Federal National Mortgage Association, Ser. 2018-M1, Cl. A2	2.98	12/25/2027	999,402	[c]	1,099,889
Federal National Mortgage Association, Ser. 2018-M10, Cl. A2	3.37	7/25/2028	750,000	[c]	854,040
Federal National Mortgage Association, Ser. 2019-M12, Cl. A2	2.89	6/25/2029	500,000	[c]	556,254
Federal National Mortgage Association, Ser. 2019-M5, Cl. A2	3.27	2/25/2029	200,000	[c]	228,078
Federal National Mortgage Association, Ser. 2020-M1, Cl. A2	2.44	10/25/2029	400,000	[c]	432,081
Federal National Mortgage Association, Ser. 2020-M14, Cl. A2	1.78	5/25/2030	300,000	[c]	311,671
				11,731,254

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.2% (continued)
U.S. Government Agencies Mortgage-Backed - 27.8%
Federal Home Loan Mortgage Corp.:
1.50%, 5/1/2041			123,319	[c]	124,089
2.00%, 8/1/2028-5/1/2051			4,139,269	[c]	4,243,109
2.50%, 3/1/2028-5/1/2051			8,473,487	[c]	8,872,948
2.53%, 8/1/2034, 1 Year U.S. Treasury Curve Rate T-Note Constant +2.25%			320	[c,d]	326
3.00%, 9/1/2021-7/1/2050			12,730,616	[c]	13,498,651
3.50%, 11/1/2025-7/1/2049			7,853,314	[c]	8,440,619
4.00%, 4/1/2024-6/1/2050			6,623,935	[c]	7,215,735
4.50%, 5/1/2023-2/1/2049			2,758,979	[c]	3,045,016
5.00%, 5/1/2023-3/1/2049			1,221,029	[c]	1,385,848
5.50%, 2/1/2023-9/1/2039			704,251	[c]	812,093
6.00%, 7/1/2022-7/1/2039			379,492	[c]	443,944
6.50%, 4/1/2026-9/1/2037			80,222	[c]	93,310
7.00%, 12/1/2024-9/1/2031			12,619	[c]	13,961
7.50%, 6/1/2024-7/1/2030			2,916	[c]	3,119
8.00%, 5/1/2026-10/1/2031			3,244	[c]	3,672
8.50%, 6/1/2030			230	[c]	268
Federal National Mortgage Association:
1.50%			11,875,000	[c,e]	11,894,681
1.50%, 11/1/2035-6/1/2051			4,004,279	[c]	4,019,290
2.00%, 7/1/2028-5/1/2051			6,298,041	[c]	6,472,281
2.00%			55,050,000	[c,e]	56,307,979
2.50%, 7/1/2027-11/1/2050			9,640,093	[c]	10,102,118
2.50%			26,625,000	[c,e]	27,728,735
3.00%, 10/1/2026-9/1/2050			23,649,120	[c]	25,050,020
3.50%, 8/1/2025-6/1/2050			15,429,695	[c]	16,575,681
3.50%			2,000,000	[c,e]	2,119,332
4.00%			350,000	[c,e]	374,033
4.00%, 7/1/2024-10/1/2049			10,019,903	[c]	10,883,925
4.50%, 4/1/2023-6/1/2049			5,103,563	[c]	5,614,594
5.00%, 7/1/2022-6/1/2049			1,784,348	[c]	2,019,939
5.50%, 1/1/2032-12/1/2038			1,149,960	[c]	1,326,822
6.00%, 5/1/2024-11/1/2038			731,391	[c]	855,679
6.50%, 10/1/2021-12/1/2037			201,549	[c]	231,354
7.00%, 8/1/2023-7/1/2032			19,787	[c]	22,243
7.50%, 4/1/2026-6/1/2031			10,607	[c]	11,347
8.00%, 3/1/2022-8/1/2030			2,791	[c]	3,098
8.50%, 7/1/2030			151	[c]	177
Government National Mortgage Association I:
2.50%, 2/15/2028-9/15/2046			125,439		130,935
3.00%, 9/15/2042-8/15/2045			761,392		809,890
3.50%, 2/15/2026-8/15/2045			557,362		598,905

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.2% (continued)
U.S. Government Agencies Mortgage-Backed - 27.8% (continued)
4.00%, 2/15/2041-9/15/2045			543,690		603,465
4.50%, 3/15/2039-2/15/2041			554,795		626,122
5.00%, 7/15/2033-4/15/2040			766,492		878,102
5.50%, 2/15/2033-11/15/2038			277,120		320,306
6.00%, 1/15/2029-10/15/2036			94,725		110,298
6.50%, 2/15/2024-11/15/2033			46,154		52,138
7.00%, 10/15/2027-8/15/2032			28,777		32,199
7.50%, 12/15/2023-11/15/2030			13,354		13,439
8.00%, 8/15/2024-3/15/2032			6,034		6,979
8.25%, 6/15/2027			606		613
8.50%, 10/15/2026			2,328		2,365
9.00%, 2/15/2022-2/15/2023			881		884
Government National Mortgage Association II:
2.00%			11,200,000	[e]	11,470,648
2.00%, 9/20/2050-3/20/2051			1,154,453		1,183,262
2.50%			12,325,000	[e]	12,812,866
2.50%, 3/20/2027-5/20/2050			962,185		1,005,375
3.00%, 11/20/2027-9/20/2050			10,770,068		11,372,445
3.00%			2,500,000	[e]	2,615,586
3.50%			1,263,000	[e]	1,326,446
3.50%, 9/20/2028-12/20/2050			9,932,394		10,571,370
4.00%, 9/20/2043-6/20/2050			6,227,042		6,689,507
4.50%, 7/20/2041-6/20/2049			2,831,121		3,098,560
5.00%, 1/20/2039-5/20/2049			768,115		856,195
5.50%, 10/20/2031-6/20/2041			49,247		57,804
6.50%, 2/20/2028			225		253
8.50%, 7/20/2025			89		94
				297,057,087
U.S. Government Agencies Obligations - 1.5%
Federal Farm Credit Bank Funding Corp., Unscd. Bonds	1.65	7/23/2035	200,000		195,165
Federal Home Loan Bank, Unscd. Bonds	1.38	2/17/2023	2,000,000		2,039,435
Federal Home Loan Bank, Unscd. Bonds	1.88	12/9/2022	1,000,000		1,023,701
Federal Home Loan Bank, Unscd. Bonds	3.38	12/8/2023	500,000		536,544
Federal Home Loan Bank, Unscd. Bonds	5.50	7/15/2036	480,000		722,913
Federal Home Loan Mortgage Corp., Notes	0.80	10/27/2026	125,000	[c]	124,519
Federal Home Loan Mortgage Corp., Unscd. Notes	0.13	10/16/2023	500,000	[a,c]	498,760

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.2% (continued)
U.S. Government Agencies Obligations - 1.5% (continued)
Federal Home Loan Mortgage Corp., Unscd. Notes	0.25	6/26/2023	1,400,000	[c]	1,402,078
Federal Home Loan Mortgage Corp., Unscd. Notes	0.35	11/24/2023	2,000,000	[c]	2,000,221
Federal Home Loan Mortgage Corp., Unscd. Notes	1.50	2/12/2025	500,000	[c]	518,218
Federal National Mortgage Association, Notes	6.63	11/15/2030	1,000,000	[a,c]	1,463,529
Federal National Mortgage Association, Unscd. Notes	0.25	5/22/2023	1,000,000	[c]	1,002,055
Federal National Mortgage Association, Unscd. Notes	0.38	8/25/2025	1,000,000	[c]	991,476
Federal National Mortgage Association, Unscd. Notes	0.88	12/18/2026	325,000	[c]	324,003
Federal National Mortgage Association, Unscd. Notes	1.63	10/15/2024	500,000	[a,c]	519,910
Federal National Mortgage Association, Unscd. Notes	1.88	9/24/2026	1,000,000	[c]	1,058,200
Federal National Mortgage Association, Unscd. Notes	6.25	5/15/2029	540,000	[c]	745,379
Tennessee Valley Authority, Sr. Unscd. Bonds	5.25	9/15/2039	700,000		1,027,617
Tennessee Valley Authority, Sr. Unscd. Bonds	6.15	1/15/2038	165,000		258,022
				16,451,745
U.S. Treasury Securities - 37.5%
U.S. Treasury Bonds	1.13	5/15/2040	435,000		388,798
U.S. Treasury Bonds	1.25	5/15/2050	3,956,000		3,368,627
U.S. Treasury Bonds	1.38	8/15/2050	3,350,000		2,943,420
U.S. Treasury Bonds	1.38	11/15/2040	2,890,000		2,685,894
U.S. Treasury Bonds	1.63	11/15/2050	4,415,000		4,128,370
U.S. Treasury Bonds	1.88	2/15/2041	535,000		541,186
U.S. Treasury Bonds	1.88	2/15/2051	1,560,000	[a]	1,549,397
U.S. Treasury Bonds	2.00	2/15/2050	1,145,000		1,168,526
U.S. Treasury Bonds	2.25	8/15/2046	1,625,000		1,741,797
U.S. Treasury Bonds	2.25	8/15/2049	1,905,000		2,048,917
U.S. Treasury Bonds	2.38	11/15/2049	1,000,000	[a]	1,105,000
U.S. Treasury Bonds	2.38	5/15/2051	1,100,000	[a]	1,220,570
U.S. Treasury Bonds	2.50	2/15/2046	2,290,000		2,568,199
U.S. Treasury Bonds	2.50	5/15/2046	2,230,000		2,502,652
U.S. Treasury Bonds	2.50	2/15/2045	3,135,000		3,508,506
U.S. Treasury Bonds	2.75	11/15/2042	1,892,000		2,199,007
U.S. Treasury Bonds	2.75	8/15/2047	1,470,000		1,731,844
U.S. Treasury Bonds	2.75	11/15/2047	1,445,000		1,703,745
U.S. Treasury Bonds	2.88	5/15/2043	2,952,000		3,501,233

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.2% (continued)
U.S. Treasury Securities - 37.5% (continued)
U.S. Treasury Bonds	2.88	11/15/2046	2,111,000		2,536,004
U.S. Treasury Bonds	2.88	5/15/2049	2,316,000		2,810,412
U.S. Treasury Bonds	3.00	2/15/2048	1,840,000		2,270,531
U.S. Treasury Bonds	3.00	2/15/2047	1,790,000	[a]	2,200,092
U.S. Treasury Bonds	3.00	2/15/2049	1,150,000		1,425,775
U.S. Treasury Bonds	3.00	8/15/2048	2,775,000		3,430,377
U.S. Treasury Bonds	3.00	11/15/2044	1,077,000		1,308,471
U.S. Treasury Bonds	3.13	2/15/2043	130,000		160,113
U.S. Treasury Bonds	3.13	5/15/2048	1,245,000		1,571,423
U.S. Treasury Bonds	3.13	11/15/2041	776,000		953,298
U.S. Treasury Bonds	3.13	8/15/2044	656,000		812,466
U.S. Treasury Bonds	3.38	11/15/2048	1,270,000		1,678,037
U.S. Treasury Bonds	3.38	5/15/2044	760,000		977,283
U.S. Treasury Bonds	3.50	2/15/2039	1,500,000		1,929,492
U.S. Treasury Bonds	3.63	2/15/2044	2,968,000		3,952,541
U.S. Treasury Bonds	3.63	8/15/2043	3,745,000		4,965,928
U.S. Treasury Bonds	3.75	11/15/2043	1,575,000		2,130,249
U.S. Treasury Bonds	3.75	8/15/2041	515,000		688,471
U.S. Treasury Bonds	4.25	5/15/2039	1,000,000		1,405,664
U.S. Treasury Bonds	4.38	11/15/2039	535,000		764,716
U.S. Treasury Bonds	4.38	2/15/2038	983,000		1,388,411
U.S. Treasury Bonds	4.63	2/15/2040	945,000		1,392,878
U.S. Treasury Bonds	4.75	2/15/2041	2,485,000		3,743,517
U.S. Treasury Bonds	5.25	11/15/2028	335,000		435,421
U.S. Treasury Bonds	6.13	11/15/2027	1,065,000		1,408,005
U.S. Treasury Bonds	6.25	8/15/2023	1,025,000		1,151,563
U.S. Treasury Bonds	7.13	2/15/2023	76,000	[a]	84,188
U.S. Treasury Bonds	7.63	2/15/2025	550,000		688,982
U.S. Treasury Notes	0.13	7/31/2023	2,545,000		2,541,927
U.S. Treasury Notes	0.13	3/31/2023	1,000,000		999,687
U.S. Treasury Notes	0.13	12/31/2022	2,900,000		2,900,340
U.S. Treasury Notes	0.13	9/30/2022	4,985,000		4,987,045
U.S. Treasury Notes	0.13	2/28/2023	2,955,000		2,954,769
U.S. Treasury Notes	0.13	1/31/2023	2,000,000		2,000,000
U.S. Treasury Notes	0.13	1/15/2024	1,375,000		1,370,703
U.S. Treasury Notes	0.13	10/31/2022	3,705,000		3,706,375
U.S. Treasury Notes	0.13	6/30/2023	2,880,000	[a]	2,878,031
U.S. Treasury Notes	0.13	11/30/2022	1,000,000		1,000,312
U.S. Treasury Notes	0.13	5/15/2023	1,790,000		1,789,301
U.S. Treasury Notes	0.13	5/31/2023	200,000		199,875
U.S. Treasury Notes	0.25	11/15/2023	2,795,000		2,797,074
U.S. Treasury Notes	0.25	9/30/2025	965,000		952,146
U.S. Treasury Notes	0.25	10/31/2025	2,440,000	[a]	2,405,211

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.2% (continued)
U.S. Treasury Securities - 37.5% (continued)
U.S. Treasury Notes	0.25	8/31/2025	4,030,000	[a]	3,979,153
U.S. Treasury Notes	0.25	4/15/2023	1,690,000		1,693,037
U.S. Treasury Notes	0.25	5/15/2024	2,800,000		2,795,187
U.S. Treasury Notes	0.25	6/15/2024	1,000,000		997,891
U.S. Treasury Notes	0.25	6/30/2025	4,500,000		4,451,484
U.S. Treasury Notes	0.25	5/31/2025	2,580,000	[a]	2,554,099
U.S. Treasury Notes	0.25	3/15/2024	1,315,000	[a]	1,314,101
U.S. Treasury Notes	0.25	7/31/2025	2,153,000		2,128,022
U.S. Treasury Notes	0.38	7/31/2027	2,085,000		2,027,092
U.S. Treasury Notes	0.38	4/30/2025	358,000		356,392
U.S. Treasury Notes	0.38	12/31/2025	1,950,000	[a]	1,929,814
U.S. Treasury Notes	0.38	1/31/2026	3,640,000		3,599,334
U.S. Treasury Notes	0.38	4/15/2024	2,805,000		2,810,917
U.S. Treasury Notes	0.38	7/15/2024	2,460,000		2,462,402
U.S. Treasury Notes	0.50	2/28/2026	3,890,000		3,865,687
U.S. Treasury Notes	0.50	6/30/2027	1,500,000		1,470,762
U.S. Treasury Notes	0.50	8/31/2027	845,000		826,483
U.S. Treasury Notes	0.63	8/15/2030	4,616,000	[a]	4,393,585
U.S. Treasury Notes	0.63	11/30/2027	2,815,000		2,765,408
U.S. Treasury Notes	0.63	5/15/2030	4,395,000		4,195,508
U.S. Treasury Notes	0.63	12/31/2027	2,950,000		2,895,148
U.S. Treasury Notes	0.63	7/31/2026	2,590,000		2,580,996
U.S. Treasury Notes	0.75	1/31/2028	3,085,000		3,048,727
U.S. Treasury Notes	0.75	3/31/2026	2,660,000	[a]	2,672,365
U.S. Treasury Notes	0.75	4/30/2026	2,950,000		2,962,503
U.S. Treasury Notes	0.88	11/15/2030	2,745,000	[a]	2,665,867
U.S. Treasury Notes	0.88	6/30/2026	1,170,000		1,180,695
U.S. Treasury Notes	1.00	7/31/2028	2,630,000		2,629,189
U.S. Treasury Notes	1.13	2/15/2031	4,835,000	[a]	4,793,827
U.S. Treasury Notes	1.13	2/29/2028	3,055,000	[a]	3,091,039
U.S. Treasury Notes	1.13	2/28/2025	3,655,000	[a]	3,740,521
U.S. Treasury Notes	1.25	5/31/2028	2,995,000		3,048,816
U.S. Treasury Notes	1.25	7/31/2023	870,000		888,691
U.S. Treasury Notes	1.25	4/30/2028	2,000,000		2,037,227
U.S. Treasury Notes	1.25	8/31/2024	1,770,000		1,818,053
U.S. Treasury Notes	1.25	3/31/2028	3,010,000		3,066,437
U.S. Treasury Notes	1.25	6/30/2028	2,975,000		3,026,133
U.S. Treasury Notes	1.38	8/31/2023	2,180,000		2,233,648
U.S. Treasury Notes	1.38	9/30/2023	105,000		107,654
U.S. Treasury Notes	1.38	6/30/2023	875,000		895,200
U.S. Treasury Notes	1.38	10/15/2022	2,470,000		2,508,208
U.S. Treasury Notes	1.38	2/15/2023	1,020,000		1,039,643
U.S. Treasury Notes	1.50	1/15/2023	1,870,000		1,907,619

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.2% (continued)
U.S. Treasury Securities - 37.5% (continued)
U.S. Treasury Notes	1.50	2/15/2030	5,445,000	[a]	5,603,139
U.S. Treasury Notes	1.50	1/31/2027	425,000	[a]	441,718
U.S. Treasury Notes	1.50	2/28/2023	508,000		518,993
U.S. Treasury Notes	1.50	10/31/2024	2,050,000		2,123,592
U.S. Treasury Notes	1.63	4/30/2023	1,080,000		1,107,717
U.S. Treasury Notes	1.63	9/30/2026	239,000		249,970
U.S. Treasury Notes	1.63	12/15/2022	500,000		510,410
U.S. Treasury Notes	1.63	10/31/2026	876,000		916,173
U.S. Treasury Notes	1.63	11/30/2026	315,000		329,446
U.S. Treasury Notes	1.63	11/15/2022	3,135,000		3,196,598
U.S. Treasury Notes	1.63	8/15/2022	820,000		832,984
U.S. Treasury Notes	1.63	5/15/2031	3,000,000		3,110,391
U.S. Treasury Notes	1.63	2/15/2026	3,060,000		3,195,907
U.S. Treasury Notes	1.63	5/15/2026	2,030,000		2,121,667
U.S. Treasury Notes	1.63	5/31/2023	1,420,000		1,457,941
U.S. Treasury Notes	1.63	8/31/2022	2,375,000		2,414,336
U.S. Treasury Notes	1.75	7/31/2024	760,000	[a]	792,033
U.S. Treasury Notes	1.75	6/30/2024	1,570,000		1,634,640
U.S. Treasury Notes	1.75	1/31/2023	2,970,000		3,042,394
U.S. Treasury Notes	1.75	5/15/2023	2,210,000		2,272,933
U.S. Treasury Notes	1.75	12/31/2026	2,275,000	[a]	2,395,148
U.S. Treasury Notes	1.88	6/30/2026	396,000		418,801
U.S. Treasury Notes	1.88	8/31/2022	2,110,000		2,150,716
U.S. Treasury Notes	1.88	9/30/2022	1,695,000		1,730,191
U.S. Treasury Notes	1.88	8/31/2024	3,500,000		3,662,012
U.S. Treasury Notes	1.88	10/31/2022	1,118,000		1,142,806
U.S. Treasury Notes	1.88	7/31/2026	1,725,000		1,825,266
U.S. Treasury Notes	2.00	2/15/2025	728,000		767,386
U.S. Treasury Notes	2.00	4/30/2024	1,185,000		1,240,177
U.S. Treasury Notes	2.00	2/15/2023	2,945,000		3,029,554
U.S. Treasury Notes	2.00	10/31/2022	1,490,000		1,525,271
U.S. Treasury Notes	2.00	11/15/2026	2,140,000		2,279,267
U.S. Treasury Notes	2.00	6/30/2024	775,000		812,494
U.S. Treasury Notes	2.00	11/30/2022	384,000		393,690
U.S. Treasury Notes	2.00	8/15/2025	4,488,000		4,748,164
U.S. Treasury Notes	2.13	11/30/2024	520,000	[a]	549,453
U.S. Treasury Notes	2.13	5/31/2026	1,350,000		1,443,313
U.S. Treasury Notes	2.13	12/31/2022	2,349,000		2,415,524
U.S. Treasury Notes	2.13	9/30/2024	765,000		807,075
U.S. Treasury Notes	2.13	11/30/2023	2,350,000		2,453,547
U.S. Treasury Notes	2.13	7/31/2024	845,000		889,891
U.S. Treasury Notes	2.13	5/15/2025	1,590,000		1,686,642
U.S. Treasury Notes	2.13	3/31/2024	2,624,000		2,752,022

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.2% (continued)
U.S. Treasury Securities - 37.5% (continued)
U.S. Treasury Notes	2.13	2/29/2024	2,050,000	[a]	2,147,936
U.S. Treasury Notes	2.25	2/15/2027	3,625,000		3,913,584
U.S. Treasury Notes	2.25	12/31/2023	1,430,000		1,498,986
U.S. Treasury Notes	2.25	11/15/2024	3,075,000		3,260,221
U.S. Treasury Notes	2.25	1/31/2024	345,000		362,129
U.S. Treasury Notes	2.25	11/15/2027	3,000,000		3,249,609
U.S. Treasury Notes	2.25	3/31/2026	2,500,000		2,684,473
U.S. Treasury Notes	2.25	4/30/2024	3,309,000		3,485,178
U.S. Treasury Notes	2.25	8/15/2027	4,845,000		5,243,955
U.S. Treasury Notes	2.25	11/15/2025	3,380,000		3,618,580
U.S. Treasury Notes	2.38	5/15/2029	2,685,000	[a]	2,945,057
U.S. Treasury Notes	2.38	4/30/2026	196,200		211,957
U.S. Treasury Notes	2.38	1/31/2023	2,055,000		2,124,115
U.S. Treasury Notes	2.38	2/29/2024	2,070,000		2,181,748
U.S. Treasury Notes	2.38	8/15/2024	2,425,000		2,573,342
U.S. Treasury Notes	2.38	5/15/2027	5,605,000		6,100,254
U.S. Treasury Notes	2.50	5/15/2024	1,720,000		1,825,417
U.S. Treasury Notes	2.50	3/31/2023	615,000		639,071
U.S. Treasury Notes	2.50	1/31/2025	1,745,000		1,869,672
U.S. Treasury Notes	2.50	8/15/2023	1,440,000		1,507,781
U.S. Treasury Notes	2.50	1/31/2024	1,290,000		1,362,008
U.S. Treasury Notes	2.63	6/30/2023	670,000		701,380
U.S. Treasury Notes	2.63	12/31/2023	2,420,000		2,558,394
U.S. Treasury Notes	2.63	2/28/2023	2,105,000		2,187,802
U.S. Treasury Notes	2.63	2/15/2029	4,040,000		4,499,866
U.S. Treasury Notes	2.75	8/31/2025	1,285,000		1,398,893
U.S. Treasury Notes	2.75	11/15/2023	2,865,000		3,030,297
U.S. Treasury Notes	2.75	7/31/2023	680,000		714,877
U.S. Treasury Notes	2.75	6/30/2025	828,000		899,253
U.S. Treasury Notes	2.75	2/15/2024	2,524,000	[a]	2,683,278
U.S. Treasury Notes	2.75	4/30/2023	2,110,000		2,205,527
U.S. Treasury Notes	2.75	5/31/2023	1,500,000		1,570,957
U.S. Treasury Notes	2.75	8/31/2023	1,235,000		1,300,609
U.S. Treasury Notes	2.88	11/30/2023	1,413,000		1,499,767
U.S. Treasury Notes	2.88	5/31/2025	810,000	[a]	882,932
U.S. Treasury Notes	2.88	5/15/2028	3,981,000		4,482,979
U.S. Treasury Notes	2.88	7/31/2025	1,341,000		1,464,833
U.S. Treasury Notes	2.88	10/31/2023	2,110,000		2,235,611
U.S. Treasury Notes	2.88	8/15/2028	2,811,000		3,170,940
U.S. Treasury Notes	3.00	9/30/2025	1,460,000		1,606,171
U.S. Treasury Notes	3.00	10/31/2025	1,660,000		1,828,594
U.S. Treasury Notes	3.13	11/15/2028	2,535,000		2,909,408
				401,436,189

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.2% (continued)
Utilities - 2.2%
AEP Texas, Sr. Unscd. Notes, Ser. H	3.45	1/15/2050	200,000	213,974
Alabama Power, Sr. Unscd. Notes	3.13	7/15/2051	300,000	320,889
Alabama Power, Sr. Unscd. Notes, Ser. B	3.70	12/1/2047	200,000	234,410
Ameren Illinois, First Mortgage Bonds	1.55	11/15/2030	200,000	195,819
Ameren Illinois, First Mortgage Bonds	4.50	3/15/2049	250,000	330,390
American Electric Power, Sr. Unscd. Notes, Ser. N	1.00	11/1/2025	200,000	199,770
American Water Capital, Sr. Unscd. Notes	3.75	9/1/2047	110,000	128,955
American Water Capital, Sr. Unscd. Notes	3.85	3/1/2024	250,000	268,947
Arizona Public Service, Sr. Unscd. Notes	4.25	3/1/2049	250,000	311,401
Atmos Energy, Sr. Unscd. Notes	1.50	1/15/2031	300,000	291,641
Berkshire Hathaway Energy, Sr. Unscd. Notes	3.80	7/15/2048	445,000	521,350
Berkshire Hathaway Energy, Sr. Unscd. Notes	5.15	11/15/2043	250,000	337,072
Commonwealth Edison, First Mortgage Bonds	4.00	3/1/2049	250,000	311,050
Commonwealth Edison, First Mortgage Bonds	5.90	3/15/2036	471,000	682,620
Consolidated Edison, Sr. Unscd. Notes, Ser. A	0.65	12/1/2023	200,000	200,145
Consolidated Edison Company of New York, Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/2036	200,000	287,093
Dominion Energy, Sr. Unscd. Notes, Ser. A	1.45	4/15/2026	200,000	202,146
Dominion Energy, Sr. Unscd. Notes, Ser. C	3.38	4/1/2030	400,000	443,999
Dominion Energy, Sr. Unscd. Notes, Ser. C	4.05	9/15/2042	200,000	236,926
Dominion Energy, Sr. Unscd. Notes, Ser. E	6.30	3/15/2033	100,000	137,917
Dominion Energy South Carolina, First Mortgage Bonds	6.63	2/1/2032	200,000	283,784
DTE Electric, First Mortgage Bonds	2.95	3/1/2050	250,000	265,893
DTE Electric, First Mortgage Bonds, Ser. C	2.63	3/1/2031	250,000	268,834
DTE Electric, Mortgage Bonds	3.38	3/1/2025	500,000	543,855
Duke Energy, Sr. Unscd. Notes	3.75	4/15/2024	250,000	269,370
Duke Energy Carolinas, First Mortgage Bonds	2.45	2/1/2030	200,000	210,608

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.2% (continued)
Utilities - 2.2% (continued)
Duke Energy Carolinas, First Mortgage Bonds	3.20	8/15/2049	400,000	435,097
Duke Energy Carolinas, First Mortgage Bonds	4.00	9/30/2042	250,000	301,404
Duke Energy Florida, First Mortgage Bonds	3.80	7/15/2028	200,000	229,498
Duke Energy Florida, First Mortgage Bonds	6.40	6/15/2038	150,000	225,659
Emera US Finance, Gtd. Notes	4.75	6/15/2046	100,000	121,650
Enel Generacion Chile, Sr. Unscd. Notes	4.25	4/15/2024	250,000	267,897
Entergy Louisiana, First Mortgage Bonds	1.60	12/15/2030	200,000	196,261
Evergy Kansas Central, First Mortgage Bonds	3.45	4/15/2050	250,000	283,751
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/2039	400,000	504,055
Florida Power & Light, First Mortgage Bonds	3.70	12/1/2047	50,000	60,570
Florida Power & Light, First Mortgage Bonds	3.99	3/1/2049	200,000	250,324
Florida Power & Light, First Mortgage Bonds	4.05	10/1/2044	200,000	251,452
Georgia Power, Sr. Unscd. Notes	3.25	3/30/2027	250,000	273,639
Hydro-Quebec, Gov't Gtd. Debs., Ser. HK	9.38	4/15/2030	20,000	32,244
Idaho Power, First Mortgage Bonds, Ser. K	4.20	3/1/2048	217,000	272,432
Indiana Michigan Power, Sr. Unscd. Notes	6.05	3/15/2037	300,000	422,491
Interstate Power & Light, Sr. Unscd. Debs.	3.70	9/15/2046	150,000	172,986
Interstate Power & Light, Sr. Unscd. Notes	4.10	9/26/2028	300,000	349,172
MidAmerican Energy, First Mortgage Bonds	3.15	4/15/2050	125,000	135,701
NextEra Energy Capital Holdings, Gtd. Debs.	5.65	5/1/2079	300,000	353,391
NiSource, Sr. Unscd. Notes	0.95	8/15/2025	500,000	497,679
NiSource, Sr. Unscd. Notes	1.70	2/15/2031	500,000	482,017
Oncor Electric Delivery, Sr. Scd. Notes	5.75	3/15/2029	170,000	216,133
Pacific Gas & Electric, First Mortgage Bonds	2.10	8/1/2027	380,000	370,114
Pacific Gas & Electric, First Mortgage Bonds	3.15	1/1/2026	310,000	318,275
Pacific Gas & Electric, First Mortgage Bonds	4.50	7/1/2040	215,000	217,511

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.2% (continued)
Utilities - 2.2% (continued)
Pacific Gas & Electric, First Mortgage Bonds	4.55	7/1/2030	210,000	224,391
Pacific Gas & Electric, First Mortgage Bonds	4.95	7/1/2050	245,000	253,747
PacifiCorp, First Mortgage Bonds	4.15	2/15/2050	300,000	373,127
PPL Electric Utilities, First Mortgage Bonds	3.00	10/1/2049	250,000	267,870
PPL Electric Utilities, First Mortgage Bonds	4.75	7/15/2043	200,000	267,762
Progress Energy, Sr. Unscd. Notes	7.75	3/1/2031	480,000	697,333
Public Service Electric & Gas, First Mortgage Notes	3.25	9/1/2023	300,000	317,137
Public Service Enterprise Group, Sr. Unscd. Notes	0.80	8/15/2025	150,000	149,230
Public Service Enterprise Group, Sr. Unscd. Notes	1.60	8/15/2030	200,000	193,137
Puget Sound Energy, Sr. Scd. Notes	3.25	9/15/2049	150,000	163,857
San Diego Gas & Electric, First Mortgage Bonds, Ser. NNN	3.60	9/1/2023	400,000	421,427
San Diego Gas & Electric, First Mortgage Bonds, Ser. UUU	3.32	4/15/2050	250,000	274,578
San Diego Gas & Electric, Sr. Scd. Bonds, Ser. VVV	1.70	10/1/2030	100,000	98,737
Sempra Energy, Sr. Unscd. Notes	2.88	10/1/2022	1,000,000	1,021,870
Sempra Energy, Sr. Unscd. Notes	4.00	2/1/2048	50,000	57,667
Southern California Edison, First Mortgage Notes, Ser. 08-A	5.95	2/1/2038	70,000	92,141
Southern California Edison, Sr. Unscd. Notes	6.65	4/1/2029	200,000	251,798
Southernwestern Public Service, First Mortgage Bonds	3.40	8/15/2046	350,000	385,452
Southwestern Electric Power, Sr. Unscd. Notes, Ser. M	4.10	9/15/2028	300,000	346,485
Tampa Electric, Sr. Unscd. Notes	4.35	5/15/2044	250,000	313,988
The Southern Company, Sr. Unscd. Notes	2.95	7/1/2023	400,000	417,494
The Toledo Edison Company, Sr. Scd. Notes	6.15	5/15/2037	200,000	278,000
Tucson Electric Power, Sr. Unscd. Notes	4.00	6/15/2050	250,000	305,126
Virginia Electric & Power, Sr. Unscd. Notes	4.00	1/15/2043	500,000	596,448
Washington Gas Light, Sr. Unscd. Notes, Ser. K	3.80	9/15/2046	300,000	353,786
Xcel Energy, Sr. Unscd. Notes	0.50	10/15/2023	300,000	300,532

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.2% (continued)
Utilities - 2.2% (continued)
Xcel Energy, Sr. Unscd. Notes	6.50	7/1/2036	200,000	297,516
				23,660,897
Total Bonds and Notes (cost $1,015,178,831)			1,072,673,273
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - 11.4%
Registered Investment Companies - 11.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $121,767,041)	0.05		121,767,041	[f] 121,767,041

Investment of Cash Collateral for Securities Loaned - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $14,099,098)	0.01		14,099,098	[f] 14,099,098
Total Investments (cost $1,151,044,970)			112.9%	1,208,539,412
Liabilities, Less Cash and Receivables			(12.9%)	(138,354,078)
Net Assets			100.0%	1,070,185,334

a Security, or portion thereof, on loan. At July 31, 2021, the value of the fund’s securities on loan was $59,375,944 and the value of the collateral was $60,835,161, consisting of cash collateral of $14,099,098 and U.S. Government & Agency securities valued at $46,736,063.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, these securities were valued at $3,025,487 or .28% of net assets.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

e Purchased on a forward commitment basis.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Market Index Fund

July 31, 2021 (Unaudited)

The following is a summary of the inputs used as of July 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Asset-Backed Securities	-	2,260,853	-	2,260,853
Commercial Mortgage-Backed	-	14,917,844	-	14,917,844
Corporate Bonds	-	305,664,423	-	305,664,423
Foreign Governmental	-	15,424,689	-	15,424,689
Investment Companies	135,866,139	-	-	135,866,139
Municipal Securities	-	7,729,189	-	7,729,189
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	11,731,254	-	11,731,254
U.S. Government Agencies Mortgage-Backed	-	297,057,087	-	297,057,087
U.S. Government Agencies Obligations	-	16,451,745	-	16,451,745
U.S. Treasury Securities	-	401,436,189	-	401,436,189
Liabilities ($)
TBA Sale Commitments: ††
U.S. Government Agencies Mortgage-Backed	-	(7,404,255)	-	(7,404,255)

†  See Statement of Investments for additional detailed categorizations, if any.

††  See Statement of Securities Sold Short for additional detailed categorizations, if any.

TBA Sale Commitments
BNY Mellon Bond Market Index Fund

July 31, 2021 (Unaudited)

Description	Principal Amount ($)		Value ($)
Bonds and Notes - .7%
U.S. Government Agencies Mortgage-Backed - .7%
Federal National Mortgage Association
5.00%	(350,000)	[a]	(379,818)
2.50%	(1,000,000)	[a]	(1,047,445)
3.00%	(1,075,000)	[a]	(1,128,852)
4.00%	(75,000)	[a]	(79,708)
4.50%	(1,175,000)	[a]	(1,265,714)
5.50%	(450,000)	[a]	(502,313)
Government National Mortgage Association
3.50%	(100,000)		(105,086)
Government National Mortgage Association II
4.00%	(1,400,000)		(1,481,749)
4.50%	(1,000,000)		(1,064,144)
5.00%	(325,000)		(349,426)
Total Sale Commitments (proceeds $7,392,254)		(7,404,255)

a The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”).

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

To-Be-Announced (“TBA”) Securities: The fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

At July 31, 2021, accumulated net unrealized appreciation on investments was $57,494,478, consisting of $60,036,254 gross unrealized appreciation and $2,541,776 gross unrealized depreciation.

At July 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.